Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.93%
Alabama: 5.14%
Airport revenue: 0.05%
Birmingham Airport Authority (BAM Insured)	4.00%	7-1-2036	$500,000	$508,473
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2037	500,000	503,849
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2038	400,000	400,706
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2029	750,000	817,108
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2030	500,000	555,539
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2032	600,000	659,194
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2033	650,000	710,263
				4,155,132
Education revenue: 0.14%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50	10-1-2054	6,700,000	6,772,418
Jacksonville Public Educational Building Authority JSU Foundation Project Series A (AG Insured)	5.25	8-1-2048	4,500,000	4,614,850
				11,387,268
Health revenue: 0.32%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series B	5.00	11-15-2046	11,000,000	11,026,519
Health Care Authority for Baptist Health Series A	5.00	11-15-2031	11,970,000	13,070,221
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2034	1,000,000	1,079,221
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2035	1,000,000	1,073,173
				26,249,134
Housing revenue: 0.09%
Huntsville Public Building Authority	5.00	2-1-2052	7,000,000	7,137,882
Industrial development revenue: 0.06%
Selma Industrial Development Board International Paper Co. Series A	4.20	5-1-2034	5,000,000	5,121,786
Tax revenue: 0.12%
Birmingham-Jefferson Civic Center Authority Series A	5.00	7-1-2048	10,000,000	10,051,076
Utilities revenue: 4.33%
Black Belt Energy Gas Districtøø	4.00	6-1-2051	5,500,000	5,684,912
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	2,000,000	2,180,826
Black Belt Energy Gas District Series B	5.00	10-1-2035	25,000,000	26,108,155
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	22,750,000	24,691,439
Black Belt Energy Gas District Series Cøø	5.50	10-1-2054	4,750,000	5,252,159
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	23,000,000	24,565,295
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	15,500,000	16,705,680
JPMorgan Chase Putters/Drivers Trust Series 2025-5087144Aø	3.15	1-24-2026	20,000,000	20,000,000
JPMorgan Chase Putters/Drivers Trust Series 2025-5088144Aø	3.15	4-24-2026	25,000,000	25,000,000
Lower Alabama Gas Districtøø	4.00	12-1-2050	20,590,000	20,632,164
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	16,000,000	17,333,154
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	20,000,000	21,682,810
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Southeast Energy Authority A Cooperative District Project No. 1 Series Aøø	4.00%	11-1-2051	$2,465,000	$2,525,915
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	3,000,000	3,073,970
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	25,000,000	26,501,030
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	18,000,000	19,252,082
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	9,000,000	9,501,760
Southeast Energy Authority A Cooperative District Series Cøø	5.00	10-1-2055	12,000,000	13,089,452
Southeast Energy Authority A Cooperative District Series D	5.00	9-1-2035	9,000,000	9,904,625
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2035	5,000,000	5,621,464
Southeast Energy Authority A Cooperative District Series Føø	5.25	11-1-2055	45,000,000	49,971,204
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	2.99	5-1-2055	3,360,000	3,360,000
West Jefferson Industrial Development Board Alabama Power Co. AMTø	3.32	8-1-2063	2,500,000	2,500,000
				355,138,096
Water & sewer revenue: 0.03%
Madison Water & Wastewater Board	5.25	12-1-2053	2,500,000	2,632,535
				421,872,909
Alaska: 0.09%
Airport revenue: 0.04%
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2040	1,080,000	1,167,854
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2054	2,250,000	2,322,420
				3,490,274
Health revenue: 0.05%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2036	2,000,000	1,990,296
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2033	1,930,000	2,039,964
				4,030,260
				7,520,534
Arizona: 0.86%
Education revenue: 0.20%
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2029	2,905,000	2,905,676
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2041	3,195,000	2,737,118
IDA of the County of Pima Noah Webster Schools-Mesa Series A	7.00	12-15-2043	3,225,000	3,227,060
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,085,000	1,061,910
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	2,435,000	2,258,086
See accompanying notes to portfolio of investments
2 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00%	6-15-2044	$1,000,000	$942,138
Sierra Vista IDA Wake Preparatory Academy	6.25	6-15-2045	3,000,000	3,040,873
				16,172,861
GO revenue: 0.05%
Maricopa County Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,600,027
Health revenue: 0.18%
Maricopa County IDA Banner Health Obligated Group Series A	4.00	1-1-2041	15,750,000	14,688,234
Housing revenue: 0.07%
City of Phoenix Civic Improvement Corp. Airport Revenue Series B AMT	5.00	7-1-2044	5,570,000	5,612,676
Industrial development revenue: 0.11%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	5,000,000	5,104,358
Maricopa County IDA Commercial Metals Co. AMT144A	4.00	10-15-2047	4,000,000	3,332,388
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	1,000,000	836,681
				9,273,427
Miscellaneous revenue: 0.23%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00	7-1-2040	3,000,000	2,982,738
City of Phoenix Civic Improvement Corp. Water System Revenue	5.00	7-1-2034	8,805,000	8,920,880
Navajo Nation Series A144A	5.50	12-1-2030	7,275,000	7,294,342
				19,197,960
Water & sewer revenue: 0.02%
City of Mesa Utility System Revenue	4.00	7-1-2042	1,000,000	981,198
City of Mesa Utility System Revenue	4.00	7-1-2043	1,000,000	974,640
				1,955,838
				70,501,023
Arkansas: 0.03%
Miscellaneous revenue: 0.03%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2038	1,170,000	1,172,617
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2039	1,000,000	998,969
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2040	500,000	492,689
				2,664,275
California: 5.99%
Airport revenue: 1.64%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B AMT	5.25	7-1-2054	6,500,000	6,703,962
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2034	1,465,000	1,516,478
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2041	2,500,000	2,670,483
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
City of Los Angeles Department of Airports Series A AMT	5.25%	5-15-2042	$2,000,000	$2,119,506
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2048	18,000,000	18,277,657
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2034	1,750,000	1,765,383
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2046	9,000,000	9,013,701
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	3,000,000	3,086,548
City of Los Angeles Department of Airports Series H AMT	5.00	5-15-2047	1,750,000	1,777,449
City of Los Angeles Department of Airports Series H AMT	5.50	5-15-2047	5,000,000	5,223,584
County of Sacramento Airport System Revenue Series D AMT (AG Insured)	5.25	7-1-2050	7,300,000	7,620,850
Port of Oakland Series H AMT	5.00	5-1-2026	2,500,000	2,528,421
Port of Oakland Series H AMT	5.00	5-1-2029	1,875,000	2,009,635
San Diego County Regional Airport Authority Series B AMT	5.25	7-1-2037	2,500,000	2,812,398
San Diego County Regional Airport Authority Series B AMT	5.25	7-1-2038	2,500,000	2,791,230
San Diego County Regional Airport Authority Series B AMT	5.25	7-1-2039	5,345,000	5,915,289
San Diego County Regional Airport Authority Series B AMT	5.25	7-1-2040	3,600,000	3,941,338
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2042	6,390,000	6,447,538
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	48,630,000	48,626,990
				134,848,440
Education revenue: 0.01%
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2042	1,000,000	982,545
GO revenue: 0.80%
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2031	9,675,000	8,254,516
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2032	3,795,000	3,134,191
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2034	5,000,000	3,792,089
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2035	6,700,000	4,840,680
Colton Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2031	1,000,000	852,517
Colton Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2032	1,000,000	822,542
Colton Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2033	1,000,000	789,235
Compton Community College District Series C CAB¤	0.00	8-1-2032	2,515,000	2,075,674
Compton Community College District Series C CAB¤	0.00	8-1-2033	2,000,000	1,584,572
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2030	2,000,000	1,764,420
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2031	2,000,000	1,707,319
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2032	1,660,000	1,366,595
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2033	1,230,000	971,902
Los Angeles Unified School District Series QRR	4.00	7-1-2049	4,000,000	3,777,549
Ontario Montclair School District (AG Insured)¤	0.00	8-1-2028	1,500,000	1,397,874
Ontario Montclair School District (AG Insured)¤	0.00	8-1-2030	2,000,000	1,765,852
San Diego Unified School District Series C CAB¤	0.00	7-1-2031	2,000,000	1,715,926
San Diego Unified School District Series C CAB¤	0.00	7-1-2033	1,000,000	796,259
San Diego Unified School District Series C CAB¤	0.00	7-1-2034	2,000,000	1,526,287
San Diego Unified School District Series I	4.00	7-1-2047	12,000,000	11,246,024
State of California	4.00	8-1-2038	4,800,000	4,807,317
See accompanying notes to portfolio of investments
4 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Whittier City School District Series C	5.25%	8-1-2046	$4,850,000	$4,945,549
Wiseburn School District Series B CAB (AG Insured)¤	0.00	8-1-2034	2,530,000	1,921,898
				65,856,787
Health revenue: 0.54%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	10,000,000	9,261,656
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	3,000,000	3,019,359
California Statewide CDA CommonSpirit Health Obligated Group Series E (AG Insured)€	6.00	7-1-2040	11,775,000	11,775,000
California Statewide CDA Series A144A	5.00	10-1-2028	12,000,000	12,876,768
Regents of the University of California Medical Center Pooled Revenue Series L	4.00	5-15-2037	7,525,000	7,540,993
				44,473,776
Housing revenue: 0.43%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	2,790,013	2,846,623
California Statewide CDA Community Improvement Authority Pasadena Portfolio Series B144A	4.00	12-1-2056	1,500,000	1,129,574
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	2.59	3-1-2057	10,520,000	10,520,000
Ontario PFA Series A (AG Insured)	5.00	11-1-2047	2,750,000	2,870,402
Pasadena PFA Series A CAB¤	0.00	3-1-2027	2,095,000	2,025,445
Pasadena PFA Series A CAB¤	0.00	3-1-2028	4,450,000	4,202,098
Pasadena PFA Series A CAB¤	0.00	3-1-2029	4,520,000	4,164,215
Pasadena PFA Series A CAB¤	0.00	3-1-2031	2,185,000	1,904,961
Pasadena PFA Series A CAB¤	0.00	3-1-2032	2,000,000	1,686,158
Pasadena PFA Series A CAB¤	0.00	3-1-2033	4,295,000	3,488,922
				34,838,398
Miscellaneous revenue: 0.22%
City of Los Angeles	5.00	6-25-2026	5,000,000	5,096,059
Hayward Unified School District COP	5.25	8-1-2047	5,000,000	5,050,284
Mesa Water District COP	4.00	3-15-2039	500,000	513,190
Mesa Water District COP	4.00	3-15-2040	500,000	510,094
Mesa Water District COP	4.00	3-15-2045	1,200,000	1,198,477
Orange County Water District Series A Certificate of Participation (Bank of America N.A. LOC)ø	2.78	8-1-2042	1,700,000	1,700,000
Southern California Public Power Authority Anaheim Electric System Revenue Series Bøø	3.70	7-1-2040	4,000,000	4,015,287
				18,083,391
Resource recovery revenue: 0.26%
California Municipal Finance Authority Waste Management, Inc. Series A AMTø	3.80	10-1-2045	15,000,000	14,995,029
California PCFA Republic Services, Inc. AMT144Aø	3.80	7-1-2043	6,500,000	6,495,280
				21,490,309
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.04%
San Diego County Regional Transportation Commission Series A	5.00%	4-1-2048	$915,000	$920,380
Santa Clara Valley Transportation Authority Series A-1 (Sumitomo Mitsui Banking Corp. LOC)ø	1.69	6-1-2055	2,000,000	2,000,000
				2,920,380
Tobacco revenue: 0.01%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2039	500,000	475,360
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2040	300,000	281,395
				756,755
Transportation revenue: 0.38%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	4.14	4-1-2036	23,545,000	23,400,794
Foothill-Eastern Transportation Corridor Agency Series C	4.00	1-15-2043	8,500,000	8,135,141
				31,535,935
Utilities revenue: 1.55%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	15,000,000	15,929,935
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	11,000,000	11,806,522
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	6,000,000	6,693,785
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	2,360,000	2,418,913
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	16,003,683
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	11,350,000	12,429,110
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	5,000,000	5,293,686
Central Valley Energy Authorityøø	5.00	12-1-2055	14,000,000	15,329,069
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2039	450,000	473,123
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2040	375,000	391,892
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2041	420,000	435,212
City of Victorville Electric Revenue Series A	5.00	5-1-2036	1,210,000	1,340,279
City of Victorville Electric Revenue Series A	5.00	5-1-2037	1,005,000	1,106,135
Los Angeles Department of Water & Power System Revenue Series A (BAM Insured)	5.25	7-1-2044	1,250,000	1,342,792
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2031	5,000,000	5,599,407
Los Angeles Department of Water & Power System Revenue Series F-1 (JPMorgan Chase Bank N.A. SPA)ø	3.25	7-1-2048	10,000,000	10,000,000
M-S-R Energy Authority Series B	6.13	11-1-2029	11,895,000	12,583,690
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	4,000,000	4,590,646
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1635 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.91	10-1-2028	3,675,000	3,675,000
				127,442,879
Water & sewer revenue: 0.11%
Irvine Ranch Water District Series A (Bank of America N.A. LOC)ø	2.60	10-1-2041	2,645,000	2,645,000
See accompanying notes to portfolio of investments
6 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Los Angeles Department of Water & Power Water System Revenue Series B	5.00%	7-1-2048	$4,000,000	$4,026,815
Tender Option Bond Trust Receipts/Certificates Series XF1956 (Bank of America N.A. LIQ)144Aø	3.30	6-1-2054	2,250,000	2,250,000
				8,921,815
				492,151,410
Colorado: 4.28%
Airport revenue: 0.48%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2027	10,000,000	10,457,909
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2034	21,855,000	23,633,901
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2037	3,130,000	3,214,891
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	2,000,000	2,083,599
				39,390,300
Education revenue: 0.13%
Colorado ECFA Alexander Dawson School LLC	5.00	2-15-2040	1,000,000	1,001,144
Colorado ECFA Aspen Ridge Preparatory School, Inc.144A	4.13	7-1-2026	130,000	129,997
Colorado ECFA Ben Franklin Academy	5.00	7-1-2036	750,000	750,581
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	810,000	811,871
Colorado ECFA DCS Montessori Charter School	5.00	7-15-2037	1,150,000	1,151,270
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2051	715,000	520,552
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2035	2,000,000	2,094,449
Colorado ECFA Twin Peaks Charter Academy Series A	6.50	3-15-2043	1,290,000	1,260,259
Colorado ECFA Union Colony Schools	5.00	4-1-2048	715,000	715,128
Colorado ECFA University Laboratory School144A	5.00	12-15-2028	600,000	601,455
Colorado School of Mines Series A (AG Insured)	5.25	12-1-2047	1,730,000	1,826,343
				10,863,049
GO revenue: 0.45%
Aerotropolis Regional Transportation Authority144A	5.50	12-1-2044	6,500,000	6,353,492
Baseline Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2049	1,500,000	1,543,788
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2049	1,250,000	954,417
Canyons Metropolitan District No. 5 Series A (BAM Insured)	5.25	12-1-2059	2,000,000	2,060,504
Colorado International Center Metropolitan District No. 3	4.63	12-1-2031	367,000	359,442
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	950,961
Grand River Hospital District (AG Insured)	5.25	12-1-2035	1,750,000	1,820,570
Midtown Clear Creek Metropolitan District Series A (BAM Insured)	5.00	12-1-2053	3,000,000	3,123,882
Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	968,719
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2049	2,125,000	1,996,976
Weld County School District No. RE-4	5.25	12-1-2047	13,000,000	13,821,903
Wheatlands Metropolitan District (BAM Insured)	5.00	12-1-2030	650,000	651,967
Wiggins School District No. RE-50J Adams Morgan & Weld Counties (BAM Insured)	4.00	12-1-2046	2,335,000	2,182,573
				36,789,194
Health revenue: 0.94%
Aspen Valley Hospital District	5.00	10-15-2033	600,000	600,344
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 7

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00%	11-15-2043	$5,500,000	$5,017,640
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2048	5,000,000	4,556,976
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2042	1,000,000	858,372
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	4,000,000	4,034,286
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	25,000,000	22,518,467
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	5.00	5-15-2054	19,355,000	19,642,240
Colorado Health Facilities Authority Parkview Medical Center Project Series A	4.00	9-1-2045	500,000	537,786
Colorado Health Facilities Authority Sanford Obligated Group Series A	5.00	11-1-2039	5,000,000	5,172,601
Colorado Health Facilities Authority Sanford Obligated Group Series A	5.00	11-1-2044	8,000,000	8,087,358
Colorado Health Facilities Authority Sunny Vista Living Center Obligated Group Series A144A	5.00	12-1-2025	290,000	283,423
Denver Health & Hospital Authority Series A144A	5.00	12-1-2034	500,000	509,822
University of Colorado Hospital Authority Health Obligated Group Series C (TD Bank N.A. SPA)ø	3.90	11-15-2039	5,050,000	5,050,000
				76,869,315
Miscellaneous revenue: 0.75%
City of Westminster Series A COP	5.00	12-1-2035	2,000,000	2,004,566
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2029	2,705,000	2,736,979
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2030	3,115,000	3,150,735
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2031	665,000	671,307
Denver City & County School District No. 1 Series B COP	5.00	12-15-2035	1,000,000	1,002,639
Denver City & County School District No. 1 Series B COP	5.00	12-15-2045	1,200,000	1,199,940
E-470 Public Highway Authority Series A CAB (NPFGC Insured)¤	0.00	9-1-2034	4,000,000	2,960,626
Park Creek Metropolitan District Westerly Creek District Service Area Series A	5.00	12-1-2045	500,000	498,779
State of Colorado COP	6.00	12-15-2039	4,225,000	4,870,790
State of Colorado COP	6.00	12-15-2041	17,500,000	19,909,699
State of Colorado Series A COP	4.00	12-15-2038	8,150,000	8,222,596
State of Colorado Series A COP	4.00	12-15-2039	3,250,000	3,248,428
State of Colorado Series N COP	4.00	3-15-2043	7,900,000	7,579,175
Westminster Public Schools COP (AG Insured)	5.00	12-1-2048	3,500,000	3,541,381
				61,597,640
Tax revenue: 0.69%
City & County of Denver Pledged Excise Tax Revenue Series A	5.00	8-1-2044	3,000,000	3,010,930
Regional Transportation District Sales Tax Revenue Fastracks Project Series A##	5.00	11-1-2041	50,945,000	51,357,400
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2039	800,000	769,288
See accompanying notes to portfolio of investments
8 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Regional Transportation District Denver Transit Partners LLC Series A	5.00%	1-15-2031	$500,000	$542,440
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2031	500,000	540,975
				56,221,033
Transportation revenue: 0.09%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	3,360,000	3,362,112
E-470 Public Highway Authority Series A	5.00	9-1-2034	1,300,000	1,416,949
E-470 Public Highway Authority Series A	5.00	9-1-2035	1,250,000	1,351,270
E-470 Public Highway Authority Series A	5.00	9-1-2036	1,400,000	1,505,188
				7,635,519
Utilities revenue: 0.71%
City of Colorado Springs Utilities System Revenue Series A	5.25	11-15-2054	28,125,000	29,866,339
City of Colorado Springs Utilities System Revenue Series C (TD Bank N.A. SPA)ø	2.87	11-1-2040	15,785,000	15,785,000
Public Authority for Colorado Energy	6.50	11-15-2038	10,495,000	12,682,450
				58,333,789
Water & sewer revenue: 0.04%
Central Weld County Water District (AG Insured)	4.00	12-1-2035	800,000	824,294
Central Weld County Water District (AG Insured)	4.00	12-1-2037	400,000	405,595
Central Weld County Water District (AG Insured)	4.00	12-1-2038	400,000	402,002
Central Weld County Water District (AG Insured)	4.00	12-1-2039	450,000	450,639
Central Weld County Water District (AG Insured)	4.00	12-1-2040	500,000	496,310
City of Boulder Water & Sewer Revenue	5.00	12-1-2043	125,000	135,000
East Cherry Creek Valley Water & Sanitation District	5.00	11-15-2032	750,000	751,539
				3,465,379
				351,165,218
Connecticut: 0.90%
Education revenue: 0.28%
Connecticut State HEFA Quinnipiac University Series L	5.00	7-1-2036	3,680,000	3,681,125
Connecticut State HEFA Quinnipiac University Series N	5.00	7-1-2048	5,000,000	5,078,541
Connecticut State HEFA Trustees of Trinity College Series R	4.00	6-1-2045	2,500,000	2,281,029
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2037	950,000	1,007,232
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2038	1,000,000	1,054,087
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2039	1,600,000	1,679,066
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2040	1,100,000	1,148,269
Connecticut State Higher Education Supplement Loan Authority Series B AMT	3.25	11-15-2036	1,175,000	1,087,951
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2027	610,000	628,929
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2028	530,000	556,756
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 9

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00%	11-15-2029	$465,000	$490,770
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,600,441
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,631,297
				22,925,493
GO revenue: 0.10%
City of Bridgeport Series A	4.00	6-1-2039	1,750,000	1,751,442
City of New Britain Series A (BAM Insured)	5.00	3-1-2047	1,855,000	1,915,498
City of New Haven Series A (AG Insured)	5.00	8-1-2039	3,000,000	3,102,191
State of Connecticut Series B	5.00	6-1-2041	1,250,000	1,324,427
				8,093,558
Health revenue: 0.13%
Connecticut State HEFA Children’s Medical Center Obligated Group Series E	5.25	7-15-2048	3,700,000	3,868,219
Connecticut State HEFA McLean Affiliates Obligated Group Series A144A	5.00	1-1-2045	1,000,000	862,483
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2032	2,705,000	2,964,837
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2033	3,000,000	3,267,851
				10,963,390
Housing revenue: 0.04%
Connecticut HFA Series A-3 (Bank of America N.A. SPA)ø	2.89	5-15-2048	900,000	900,000
Connecticut HFA Series E-3 (State Street Bank & Trust Co. SPA)ø	3.10	11-15-2050	2,000,000	2,000,000
				2,900,000
Tax revenue: 0.35%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2040	1,700,000	1,788,005
State of Connecticut Special Tax Revenue Series A	5.25	7-1-2043	3,000,000	3,231,877
State of Connecticut Special Tax Revenue Series A (AG Insured)	4.00	5-1-2038	5,000,000	5,093,203
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2036	5,000,000	5,243,218
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2037	7,500,000	7,838,117
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2039	2,000,000	2,008,429
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2040	3,500,000	3,497,467
				28,700,316
				73,582,757
Delaware: 0.13%
Education revenue: 0.02%
County of Kent Charter School, Inc. Series A	4.00	5-1-2041	2,575,000	2,136,240
Transportation revenue: 0.11%
Delaware River & Bay Authority	4.00	1-1-2039	650,000	656,007
Delaware River & Bay Authority	4.00	1-1-2040	485,000	486,341
Delaware River & Bay Authority	4.00	1-1-2041	320,000	317,625
See accompanying notes to portfolio of investments
10 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Delaware River & Bay Authority	4.00%	1-1-2042	$550,000	$537,491
Delaware River & Bay Authority	4.00	1-1-2046	1,000,000	935,627
Delaware River & Bay Authority	5.00	1-1-2039	450,000	488,852
Delaware River & Bay Authority	5.00	1-1-2040	465,000	501,423
Delaware River & Bay Authority	5.00	1-1-2041	500,000	535,143
Delaware River & Bay Authority	5.00	1-1-2042	520,000	552,639
Delaware Transportation Authority US 301 Project Revenue	5.00	6-1-2055	3,950,000	3,949,900
				8,961,048
				11,097,288
District of Columbia: 0.98%
Airport revenue: 0.28%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2038	2,500,000	2,452,145
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2039	3,405,000	3,298,995
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2031	7,500,000	7,618,829
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,000,000	5,476,612
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2046	3,890,000	4,044,476
				22,891,057
Education revenue: 0.11%
District of Columbia Georgetown University Series Aøø	5.00	4-1-2060	7,000,000	7,825,192
District of Columbia Two Rivers Public Charter School, Inc.	5.00	6-1-2050	1,500,000	1,388,364
				9,213,556
GO revenue: 0.19%
District of Columbia Series A	5.00	6-1-2037	5,000,000	5,132,595
District of Columbia Series A	5.00	10-15-2044	10,000,000	10,225,160
				15,357,755
Health revenue: 0.15%
District of Columbia Children’s National Medical Center Obligated Group	5.00	7-15-2044	7,575,000	7,585,454
District of Columbia MedStar Health Obligated Group Series A (TD Bank N.A. LOC)ø	2.80	8-15-2038	4,340,000	4,340,000
				11,925,454
Housing revenue: 0.15%
Tender Option Bond Trust Receipts/Certificates Series XX1403 (Barclays Bank plc LIQ)144Aø	2.92	7-15-2053	3,990,000	3,990,000
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2045	1,000,000	935,633
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 11

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00%	7-15-2046	$3,540,000	$3,286,532
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2054	4,250,000	4,375,409
				12,587,574
Miscellaneous revenue: 0.03%
Washington Convention & Sports Authority Series A	4.00	10-1-2036	670,000	677,479
Washington Convention & Sports Authority Series A	4.00	10-1-2037	1,115,000	1,120,254
Washington Convention & Sports Authority Series A	4.00	10-1-2039	640,000	629,192
				2,426,925
Tax revenue: 0.07%
District of Columbia Income Tax Revenue Series A	5.25	5-1-2048	3,000,000	3,171,025
Washington Convention & Sports Authority Series B	4.00	10-1-2037	1,000,000	1,004,712
Washington Convention & Sports Authority Series B	4.00	10-1-2038	1,000,000	993,526
Washington Convention & Sports Authority Series B	4.00	10-1-2039	1,000,000	983,113
				6,152,376
				80,554,697
Florida: 8.14%
Airport revenue: 1.90%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2034	1,750,000	1,835,365
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	12,440,000	12,447,917
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2038	2,000,000	2,056,684
County of Broward Airport System Revenue Series Q-1	4.00	10-1-2042	4,800,000	4,532,937
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2044	7,300,000	6,689,850
County of Lee Airport Revenue AMT (AG Insured)	5.25	10-1-2054	4,500,000	4,601,886
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2038	3,250,000	3,236,139
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,500,000	1,432,487
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	18,750,000	18,789,296
County of Miami-Dade Aviation Revenue Series B AMT	5.00	10-1-2040	18,000,000	18,176,569
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	2,000,000	2,024,945
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2046	3,000,000	3,060,853
Hillsborough County Aviation Authority Series A AMT	5.00	10-1-2048	7,000,000	6,993,086
Hillsborough County Aviation Authority Series B AMT	5.50	10-1-2049	20,000,000	21,296,746
Hillsborough County Aviation Authority Series E AMT	5.00	10-1-2048	10,000,000	10,058,793
Hillsborough County Aviation Authority Series F	5.00	10-1-2048	20,570,000	20,793,948
Jacksonville Port Authority Series B	5.00	11-1-2044	4,080,000	4,148,554
Jacksonville Port Authority Series B	5.00	11-1-2048	9,870,000	9,947,656
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0443 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.95	4-1-2038	3,445,000	3,445,000
				155,568,711
Education revenue: 0.46%
Capital Projects Finance Authority Imagine School at North Port, Inc. Series A144A	6.25	6-15-2045	2,000,000	2,012,328
See accompanying notes to portfolio of investments
12 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00%	6-15-2030	$10,500,000	$10,874,752
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2054	1,200,000	1,092,357
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	5.00	6-15-2039	3,610,000	3,442,244
Capital Trust Authority IDEA Florida, Inc. Series A144A	6.25	6-15-2053	4,950,000	5,023,174
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,380,000	1,385,032
Florida Development Finance Corp. Cornerstone Charter Academy, Inc. Obligated Group144A	5.00	10-1-2042	1,605,000	1,533,942
Florida Higher Educational Facilities Financing Authority Jacksonville University Series A-1144A	5.00	6-1-2048	2,000,000	1,709,342
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2044	6,500,000	6,629,871
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2049	4,000,000	4,047,800
				37,750,842
GO revenue: 0.53%
City of Doral Parks & Recreation Project	4.00	7-1-2042	3,610,000	3,546,403
City of Miami Beach Series A	5.25	5-1-2053	7,000,000	7,355,930
County of Miami-Dade Series 2014-A	5.00	7-1-2043	12,935,000	12,971,230
County of Miami-Dade Series A	4.00	7-1-2042	5,000,000	4,923,792
School Board of Miami-Dade County	5.00	3-15-2046	15,000,000	15,038,462
				43,835,817
Health revenue: 1.92%
Capital Trust Authority Shands Teaching Hospital & Clinics Obligated Group Series A	5.00	12-1-2035	8,000,000	8,871,365
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	5,000,000	5,002,233
City of Jacksonville Baptist Health System Obligated Group Series Dø	2.91	8-1-2036	2,305,000	2,305,000
City of Jacksonville Baptist Health System Obligated Group Series Eø	2.91	8-1-2036	1,330,000	1,330,000
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	3,500,000	3,106,740
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2044	4,000,000	4,129,337
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2045	3,500,000	3,601,075
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	3,000,000	2,765,430
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2038	1,025,000	987,981
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2045	2,500,000	2,242,755
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2040	700,000	725,827
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	6,000,000	6,128,047
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 13

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20%	11-15-2030	$4,750,000	$4,783,024
Highlands County Health Facilities Authority AdventHealth Obligated Group Series Aø	2.90	11-15-2033	8,000,000	8,000,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series Aø	2.91	11-15-2037	15,550,000	15,550,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-2ø	2.90	11-15-2032	15,000,000	15,000,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5ø	2.91	11-15-2035	19,555,000	19,555,000
Hillsborough County IDA BayCare Obligated Group Series C	4.13	11-15-2051	5,000,000	4,539,690
Holmes County Hospital Corp.	6.00	11-1-2038	2,500,000	2,156,643
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	11,265,000	11,181,720
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	5,500,000	5,285,288
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2044	2,525,000	2,566,803
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	5,290,000	5,235,414
Miami-Dade County Health Facilities Authority Series A (AG Insured)	4.00	8-1-2046	5,000,000	4,673,965
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	10,355,000	10,491,585
South Broward Hospital District Obligated Group	4.00	5-1-2048	2,120,000	1,973,278
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	5,000,000	4,639,581
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,500,000	1,179,228
				158,007,009
Housing revenue: 0.17%
City of Orlando Series B	5.00	10-1-2033	1,525,000	1,527,580
City of Orlando Series B	5.00	10-1-2035	1,680,000	1,682,676
City of Orlando Series B	5.00	10-1-2036	1,765,000	1,767,782
County of Hillsborough	5.00	10-1-2038	8,000,000	8,002,446
Florida Housing Finance Corp. Journet Place LP Series 1144A	7.60	12-15-2047	735,000	755,560
				13,736,044
Industrial development revenue: 0.13%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	3,500,000	3,193,822
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	7,500,000	7,798,137
				10,991,959
Miscellaneous revenue: 1.02%
City of Daytona Beach Series B	5.50	9-1-2049	1,415,000	1,528,331
City of Orlando Contract Tourist Development Tax Revenue (AG Insured)	5.25	11-1-2041	2,500,000	2,693,282
City of Orlando Contract Tourist Development Tax Revenue (AG Insured)	5.25	11-1-2042	3,500,000	3,733,361
City of Orlando Contract Tourist Development Tax Revenue (AG Insured)	5.25	11-1-2044	3,000,000	3,159,694
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	15,000,000	13,360,596
County of Miami-Dade Series A	5.00	4-1-2051	25,000,000	25,845,715
See accompanying notes to portfolio of investments
14 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.00%	9-1-2048	$1,000,000	$1,022,512
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.50	9-1-2044	875,000	933,173
Duval County Public Schools Series A COP (AG Insured)	5.00	7-1-2034	2,000,000	2,171,176
Duval County Public Schools Series A COP (AG Insured)	5.00	7-1-2035	3,000,000	3,235,795
Indigo Community Development District Special Assessment Series C	7.00	5-1-2030	2,536,248	1,496,386
Julington Creek Plantation Community Development District Series 2023 Assessment (AG Insured)	4.38	5-1-2045	1,000,000	960,734
Julington Creek Plantation Community Development District Series 2023 Assessment (AG Insured)	4.63	5-1-2054	3,000,000	2,872,808
Lakeside Plantation Community Development District Special Assessment Series A	6.95	5-1-2031	616,000	617,352
Marshall Creek Community Development District Series 2002 Special Assessment	5.00	5-1-2032	1,175,000	1,175,639
Marshall Creek Community Development District Series 2016 Special Assessment	6.32	5-1-2045	105,000	105,129
Okaloosa County School Board COP (AG Insured)	5.00	10-1-2049	5,000,000	5,155,852
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2039	2,000,000	1,973,649
St. Johns County School Board Series A COP (AG Insured)	5.25	7-1-2047	5,000,000	5,194,335
St. Johns County School Board Series A COP (AG Insured)	5.50	7-1-2049	3,000,000	3,204,839
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.00	5-1-2043	1,985,000	1,994,487
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.55	5-1-2044	1,000,000	950,580
				83,385,425
Resource recovery revenue: 0.04%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	3,000,000	3,028,484
Tax revenue: 0.33%
County of Lee Local Option Gas Tax Revenue	5.25	8-1-2049	5,000,000	5,155,490
Miami Beach Redevelopment Agency City Center/Historic Convention Village Redevelopment & Revitalization (AG Insured)	5.00	2-1-2041	6,000,000	6,352,564
Miami Beach Redevelopment Agency City Center/Historic Convention Village Redevelopment & Revitalization (AG Insured)	5.00	2-1-2043	10,500,000	10,908,454
Southeast Overtown Park West Community Redevelopment Agency Series A (AG Insured)	5.00	3-1-2039	2,200,000	2,361,421
Southeast Overtown Park West Community Redevelopment Agency Series A (AG Insured)	5.00	3-1-2040	2,225,000	2,367,755
				27,145,684
Transportation revenue: 0.49%
Central Florida Expressway Authority (AG Insured)	4.00	7-1-2039	6,070,000	6,101,832
Central Florida Expressway Authority Series A (AG Insured)	5.00	7-1-2049	6,000,000	6,308,743
Central Florida Expressway Authority Series A (AG Insured)	5.00	7-1-2054	7,500,000	7,758,781
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 15

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
County of Osceola Transportation Revenue Series A-1	5.00%	10-1-2044	$4,250,000	$4,283,722
Miami-Dade County Expressway Authority Series A	5.00	7-1-2040	8,040,000	8,075,863
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	3,500,000	3,485,158
Sunshine Skyway Bridge Series A (AG Insured)	4.00	7-1-2038	4,185,000	4,199,288
				40,213,387
Utilities revenue: 0.04%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	1,250,000	1,339,117
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2038	1,000,000	1,075,404
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2042	1,000,000	1,051,616
				3,466,137
Water & sewer revenue: 1.11%
Charlotte County IDA MSKP Town & Country Utility LLC AMT	5.88	10-1-2045	700,000	721,477
County of Manatee Public Utilities Revenue	4.00	10-1-2048	3,345,000	3,102,673
County of Miami-Dade Water & Sewer System Revenue	4.00	10-1-2046	8,100,000	7,514,353
County of Miami-Dade Water & Sewer System Revenue Series A	5.25	10-1-2054	4,715,000	4,949,827
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,752,325
JEA Water & Sewer System Revenue Series A	5.50	10-1-2054	10,000,000	10,757,908
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AG Insured)	5.25	10-1-2048	2,605,000	2,726,256
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AG Insured)	5.25	10-1-2053	4,000,000	4,178,604
North Sumter County Utility Dependent District	5.00	10-1-2049	3,250,000	3,287,104
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2044	7,000,000	7,179,762
Tampa Bay Water Series A	5.25	10-1-2054	30,000,000	31,838,694
Tender Option Bond Trust Receipts/Certificates Series 2025- XM1210 (AG Insured) (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.92	4-1-2031	3,590,000	3,590,000
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	8,498,903
				91,097,886
				668,227,385
Georgia: 3.11%
Education revenue: 0.15%
Development Authority of Cobb County Learning Center Foundation of Central Cobb, Inc. Series A	6.38	7-1-2025	1,705,000	1,193,500
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	5.20	6-15-2033	850,000	868,918
Private Colleges & Universities Authority Emory University Series B	5.00	9-1-2048	4,000,000	4,080,495
Private Colleges & Universities Authority Mercer University	5.00	10-1-2040	5,000,000	5,002,443
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,490,000	1,387,029
				12,532,385
See accompanying notes to portfolio of investments
16 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.19%
Brookhaven Development Authority Children’s Healthcare of Atlanta Obligated Group Series A	5.00%	7-1-2038	$1,500,000	$1,578,066
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	2.92	4-1-2034	4,700,000	4,700,000
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.94	4-1-2047	4,600,000	4,600,000
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2047	2,250,000	2,258,548
Glynn-Brunswick Memorial Hospital Authority Southeast Georgia Health System Obligated Group	5.00	8-1-2034	2,580,000	2,581,513
				15,718,127
Housing revenue: 0.30%
Georgia HFA Series A	4.60	12-1-2049	12,000,000	11,819,169
Roswell Housing Authority (Northern Trust Company LOC)ø	2.73	9-1-2027	12,600,000	12,600,000
				24,419,169
Industrial development revenue: 0.03%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	3,000,000	2,746,604
Tax revenue: 0.09%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	2,000,000	2,029,975
Metropolitan Atlanta Rapid Transit Authority Series C	4.00	7-1-2035	5,000,000	5,054,212
				7,084,187
Utilities revenue: 2.35%
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2040	1,000,000	963,425
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2041	1,000,000	944,100
Development Authority of Burke County Georgia Power Co. Series 1995	2.20	10-1-2032	1,500,000	1,308,792
Development Authority of Monroe County Georgia Power Co. Series 2øø	3.88	10-1-2048	3,000,000	3,011,558
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	8,500,000	8,678,720
Main Street Natural Gas, Inc. Series A	5.00	6-1-2030	1,000,000	1,061,869
Main Street Natural Gas, Inc. Series A	5.00	5-15-2032	3,745,000	3,920,215
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	16,000,000	17,046,114
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	17,200,000	18,617,524
Main Street Natural Gas, Inc. Series B	5.00	6-1-2027	1,700,000	1,748,004
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,900,000	3,028,242
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	3,300,000	3,469,486
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	9,215,000	9,914,602
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2055	25,000,000	27,148,133
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	36,550,000	36,772,747
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	14,500,000	15,534,108
Main Street Natural Gas, Inc. Series Eøø	5.00	5-1-2055	14,500,000	15,851,504
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 17

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series E-1øø	5.00%	12-1-2053	$1,550,000	$1,670,146
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2037	1,100,000	1,138,324
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2038	1,100,000	1,132,982
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.25	7-1-2064	8,000,000	8,239,533
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (BAM Insured)	5.00	1-1-2049	6,750,000	6,763,054
Municipal Electric Authority of Georgia Project One Subordinated B Series A	4.00	1-1-2040	1,075,000	1,046,241
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	3,580,000	3,610,516
				192,619,939
				255,120,411
Guam: 0.12%
Airport revenue: 0.03%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2035	530,000	567,652
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	1,000,000	1,063,119
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	750,000	775,514
Port Authority of Guam Series B AMT	5.00	7-1-2030	500,000	520,514
				2,926,799
Housing revenue: 0.00%
Guam Housing Corp. Series A (FHLMC Insured)	5.75	9-1-2031	40,000	40,370
Miscellaneous revenue: 0.07%
Territory of Guam Series F	4.00	1-1-2042	2,750,000	2,554,384
Territory of Guam Series G	5.25	1-1-2037	1,850,000	2,019,453
Territory of Guam Series G	5.25	1-1-2040	1,000,000	1,066,320
				5,640,157
Water & sewer revenue: 0.02%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,600,052
				10,207,378
Hawaii: 0.22%
Airport revenue: 0.22%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2034	6,800,000	7,255,477
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	7,000,000	7,037,427
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2033	1,250,000	1,272,931
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2034	875,000	886,305
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2035	625,000	629,085
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2036	300,000	300,827
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2040	425,000	424,021
				17,806,073
See accompanying notes to portfolio of investments
18 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho: 0.09%
Education revenue: 0.07%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85%	5-1-2033	$440,000	$440,401
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	1,365,000	1,365,800
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2030	830,000	833,003
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2038	1,715,000	1,555,191
Idaho Housing & Finance Association North Star Charter School, Inc. Series A	6.75	7-1-2048	1,322,876	1,328,711
Idaho Housing & Finance Association North Star Charter School, Inc. Series B CAB144A¤	0.00	7-1-2049	1,276,564	221,490
				5,744,596
Resource recovery revenue: 0.02%
Southern Idaho Regional Solid Waste District	4.00	3-1-2028	2,000,000	2,019,871
				7,764,467
Illinois: 10.46%
Airport revenue: 0.54%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2041	1,950,000	2,083,659
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2043	1,660,000	1,751,033
Chicago O’Hare International Airport Series A	4.00	1-1-2035	7,500,000	7,595,656
Chicago O’Hare International Airport Series A	5.00	1-1-2034	5,000,000	5,386,109
Chicago O’Hare International Airport Series B	5.00	1-1-2039	10,250,000	10,384,528
Chicago O’Hare International Airport Series B	5.00	1-1-2053	7,500,000	7,538,430
Chicago O’Hare International Airport Series E (AG Insured)	4.00	1-1-2039	1,500,000	1,501,732
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	1,000,000	1,011,747
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.80	12-1-2043	7,000,000	7,185,223
				44,438,117
Education revenue: 0.25%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	1,250,000	1,055,520
Illinois Finance Authority Bradley University Series A	4.00	8-1-2043	750,000	622,873
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2039	1,180,000	1,247,864
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2042	1,835,000	1,873,365
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2044	1,200,000	1,214,993
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	1,708,308
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,532,459
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,692,892
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	2,385,000	2,490,465
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2035	500,000	509,354
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2037	1,000,000	1,002,860
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 19

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Southern Illinois University Series A (BAM Insured)	5.00%	4-1-2032	$500,000	$547,273
University of Illinois Auxiliary Facilities System Series A CAB (NPFGC Insured)¤	0.00	4-1-2026	2,355,000	2,319,585
University of Illinois Auxiliary Facilities System Series A CAB (NPFGC Insured)¤	0.00	4-1-2027	2,435,000	2,329,409
				20,147,220
GO revenue: 3.49%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	10,000,000	10,398,459
Chicago Board of Education Series A	5.00	12-1-2035	6,630,000	6,672,857
Chicago Board of Education Series A	5.00	12-1-2036	6,000,000	6,011,385
Chicago Board of Education Series A	5.00	12-1-2040	2,000,000	1,946,251
Chicago Board of Education Series A	5.00	12-1-2042	6,555,000	6,181,632
Chicago Board of Education Series B-1 CAB (NPFGC Insured)¤	0.00	12-1-2025	3,380,000	3,359,526
Chicago Board of Education Series B-1 CAB (NPFGC Insured)¤	0.00	12-1-2026	4,245,000	4,073,782
Chicago Board of Education Series C	5.25	12-1-2039	9,000,000	8,937,721
Chicago Board of Education Series D	5.00	12-1-2046	15,000,000	13,589,421
Chicago Board of Education Series H	5.00	12-1-2036	5,905,000	5,851,608
Chicago Board of Education Series H	5.00	12-1-2046	4,000,000	3,623,846
Chicago Park District Series C (BAM Insured)	4.00	1-1-2041	4,025,000	3,739,826
Chicago Park District Series D (BAM Insured)	4.00	1-1-2034	4,555,000	4,633,200
Chicago Park District Series E	5.00	11-15-2028	1,655,000	1,683,251
City of Chicago CAB (NPFGC Insured)¤	0.00	1-1-2030	5,995,000	5,203,825
City of Chicago Series A	5.00	1-1-2034	11,790,000	12,200,214
City of Chicago Series A	5.00	1-1-2043	4,000,000	3,876,060
City of Chicago Series A	5.00	1-1-2044	15,000,000	14,443,810
City of Chicago Series A	5.00	1-1-2045	24,000,000	22,903,968
City of Chicago Series A	5.25	1-1-2037	1,950,000	2,006,476
City of Chicago Series A	5.25	1-1-2045	5,475,000	5,387,756
City of Chicago Series A	5.50	1-1-2039	5,000,000	5,118,402
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,019,498
City of Chicago Series A	5.50	1-1-2041	1,500,000	1,515,123
City of Chicago Series A	5.50	1-1-2043	1,500,000	1,504,078
City of Chicago Series B	4.00	1-1-2038	6,615,000	5,997,613
City of Chicago Series C	6.00	1-1-2043	2,000,000	2,138,082
City of Chicago Series C CAB (AG Insured)¤	0.00	1-1-2026	7,360,000	7,302,373
City of Chicago Series E	6.00	1-1-2044	1,500,000	1,595,101
City of Peoria Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,142,496
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2035	1,370,000	1,488,180
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2036	1,150,000	1,238,035
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2037	1,250,000	1,333,658
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2038	1,000,000	1,057,418
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2040	3,500,000	3,644,080
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2043	1,650,000	1,678,691
DuPage & Will Counties Community School District No. 204 Indian Prairie DuPage & Will Counties Community School District No 204 Indian Prairie	5.00	1-15-2045	5,000,000	5,203,092
See accompanying notes to portfolio of investments
20 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00%	1-1-2043	$2,325,000	$2,218,457
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00	7-1-2044	6,050,000	5,726,587
Kendall Kane & Will Counties Community Unit School District No. 308 CAB (AG Insured)¤	0.00	2-1-2026	5,050,000	4,996,247
Kendall Kane & Will Counties Community Unit School District No. 308 CAB (AG Insured)¤	0.00	2-1-2027	12,050,000	11,557,586
Macon County School District No. 61 Decatur Series A (AG Insured)	4.00	12-1-2036	6,000,000	6,005,432
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AG Insured)	5.50	2-1-2040	1,265,000	1,349,299
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	10,000,000	10,002,479
Metropolitan Water Reclamation District of Greater Chicago Series C	5.25	12-1-2032	1,565,000	1,821,855
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,329,779
State of Illinois	5.00	11-1-2027	1,175,000	1,203,500
State of Illinois	5.50	1-1-2030	2,900,000	3,220,020
State of Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	1,570,000	1,592,948
State of Illinois Series A	5.00	3-1-2046	2,500,000	2,534,203
State of Illinois Series A	5.50	3-1-2042	3,500,000	3,726,197
State of Illinois Series B	5.00	10-1-2028	2,750,000	2,931,280
State of Illinois Series B	5.50	5-1-2047	6,500,000	6,802,926
State of Illinois Series C	4.00	10-1-2038	4,820,000	4,630,413
State of Illinois Series C	5.00	11-1-2029	2,965,000	3,098,399
Village of Bolingbrook Series A	4.00	1-1-2030	3,420,000	3,437,145
Village of New Lenox	4.00	12-15-2041	4,275,000	4,154,422
Will County Community High School District No. 210 Lincoln-Way CAB (AG Insured)¤	0.00	1-1-2026	7,000,000	6,939,512
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2032	400,000	322,176
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	2,830,000	2,177,654
Will County Community Unit School District No. 209-U Wilmington Series A (AG Insured)	5.50	2-1-2041	3,660,000	3,868,353
				286,347,663
Health revenue: 1.45%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2040	8,600,000	8,208,909
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	7,450,000	6,613,097
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	25,000,000	25,032,690
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2040	4,900,000	3,393,250
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2039	2,250,000	2,176,089
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 21

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00%	7-15-2047	$25,185,000	$22,710,483
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	12,980,000	12,982,219
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	30,000,000	30,585,651
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series Aøø	5.00	8-15-2054	5,000,000	5,512,573
Illinois Finance Authority University of Illinois	4.00	10-1-2050	2,000,000	1,709,399
				118,924,360
Housing revenue: 1.55%
Illinois Housing Development Authority Series D (GNMA / FNMA / FHLMC Insured) (Bank of Montreal SPA)ø	2.90	4-1-2045	11,300,000	11,300,000
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.45	4-1-2043	2,790,000	2,811,559
Illinois Housing Development Authority Series P (GNMA / FNMA / FHLMC Insured) (TD Bank N.A. SPA)ø	4.10	4-1-2049	6,265,000	6,265,000
Illinois Housing Development Authority South Park Preservation LP Series B (FHA Insured) (State Street Bank & Trust Co. SPA)ø	2.92	1-1-2066	6,625,000	6,625,000
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	2,500,000	2,294,388
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2026	12,245,000	11,801,137
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	12,085,000	10,735,984
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2029	24,950,000	21,807,208
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2030	38,500,000	32,453,556
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2031	10,060,000	8,314,878
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2031	9,800,000	7,937,021
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	6-15-2053	3,000,000	3,003,125
Northern Illinois University (BAM Insured)	4.00	10-1-2037	1,650,000	1,651,390
				127,000,246
Miscellaneous revenue: 0.38%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.15%)±	4.06	11-1-2034	2,750,000	2,747,388
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2044	4,000,000	4,166,487
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2047	5,000,000	5,163,607
Illinois Sports Facilities Authority CAB (Ambac Insured)¤	0.00	6-15-2026	2,030,000	1,981,912
Illinois State University Capital Improvement Project COP (AG Insured)	5.00	4-1-2050	12,240,000	12,430,251
Northeastern Illinois University Capital Improvement Project (BAM Insured)	5.00	7-1-2042	1,200,000	1,222,570
See accompanying notes to portfolio of investments
22 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Northeastern Illinois University Capital Improvement Project (BAM Insured)	5.25%	7-1-2050	$1,635,000	$1,670,241
Northeastern Illinois University Capital Improvement Project (BAM Insured)	5.75	7-1-2045	1,650,000	1,757,254
				31,139,710
Tax revenue: 1.77%
Chicago Transit Authority Sales Tax Receipts Fund	5.00	12-1-2046	21,500,000	21,556,102
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00	12-1-2045	2,440,000	2,484,728
Chicago Transit Authority Sales Tax Receipts Fund Series A (BAM Insured)	5.00	12-1-2046	10,000,000	10,364,168
County of Cook Sales Tax Revenue Series A	4.00	11-15-2041	2,000,000	1,867,941
County of Cook Sales Tax Revenue Series A	5.25	11-15-2045	5,000,000	5,223,540
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2026	4,775,000	4,790,204
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2027	8,845,000	8,864,613
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2028	4,030,000	4,038,411
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2032	13,190,000	13,215,393
Regional Transportation Authority Series A (AG Insured)	5.75	6-1-2034	15,000,000	17,124,339
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	7,275,000	7,561,548
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	5,757,631
Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	8,865,000	9,165,806
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	8,950,000	8,872,066
Sales Tax Securitization Corp. Series A	4.00	1-1-2048	5,430,000	4,806,031
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,027,508
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.13	6-15-2037	1,945,000	1,956,861
State of Illinois Sales Tax Revenue Series C	5.00	6-15-2028	3,500,000	3,701,529
State of Illinois Sales Tax Revenue Series D	4.00	6-15-2030	12,000,000	12,065,692
				145,444,111
Transportation revenue: 0.63%
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.13	12-1-2043	20,000,000	19,825,500
Illinois State Toll Highway Authority Series A	4.00	1-1-2042	1,250,000	1,208,255
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	265,000	243,248
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	5,000,000	5,528,572
Illinois State Toll Highway Authority Series A	5.00	1-1-2040	6,000,000	6,003,052
Illinois State Toll Highway Authority Series A	5.00	1-1-2046	15,245,000	15,616,780
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2027	3,400,000	3,509,319
				51,934,726
Utilities revenue: 0.04%
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2033	3,430,000	3,448,215
Water & sewer revenue: 0.36%
City of Chicago Wastewater Transmission Revenue Series A (AG Insured)	5.25	1-1-2058	5,000,000	5,177,028
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2043	2,000,000	2,087,984
City of Chicago Waterworks Revenue (AG Insured)	5.25	11-1-2032	3,250,000	3,384,220
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 23

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of Chicago Waterworks Revenue Series A (AG Insured)	5.25%	11-1-2048	$5,000,000	$5,205,110
City of Chicago Waterworks Revenue Series A (AG Insured)	5.50	11-1-2062	4,780,000	5,034,309
City of Chicago Waterworks Revenue Series B (AG Insured)	4.00	11-1-2040	4,000,000	3,930,390
Illinois Finance Authority State of Illinois Water Revolving Fund - Clean Water Program	4.00	7-1-2038	5,000,000	4,998,078
				29,817,119
				858,641,487
Indiana: 1.66%
Education revenue: 0.21%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	17,000,000	16,632,169
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	5.00	7-1-2040	350,000	336,479
				16,968,648
Health revenue: 0.28%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2033	12,885,000	13,035,985
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2036	5,000,000	5,020,435
Indiana Finance Authority Marion General Hospital, Inc. Obligated Group Series A	4.00	7-1-2045	2,560,000	2,330,106
Indiana Health Facility Financing Authority Ascension Health Credit Group Series 2001A-1	5.00	11-15-2034	2,750,000	2,754,539
				23,141,065
Housing revenue: 0.28%
Greater Clark Building Corp. Greater Clark County Schools	6.00	7-15-2038	5,000,000	5,712,759
Hobart Building Corp. School City	4.00	7-15-2035	2,295,000	2,322,050
Indiana Housing & Community Development Authority TWG Cowan LPøø	3.35	1-1-2043	3,100,000	3,122,956
IPS Multi-School Building Corp. Board of School Commissioners	5.00	7-15-2044	2,000,000	2,074,104
Northwestern School Building Corp.	4.00	1-15-2043	3,005,000	2,860,523
Northwestern School Building Corp.	6.00	7-15-2039	850,000	949,338
Tippecanoe County School Building Corp. Series B	6.00	7-15-2036	1,000,000	1,186,181
Tippecanoe County School Building Corp. Series B	6.00	7-15-2038	1,000,000	1,168,916
Tippecanoe County School Building Corp. Series B	6.00	7-15-2041	1,750,000	1,998,019
Tippecanoe County School Building Corp. Series B	6.00	1-15-2043	1,000,000	1,126,409
				22,521,255
Industrial development revenue: 0.07%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	6,000,000	5,960,827
Miscellaneous revenue: 0.28%
Carmel Local Public Improvement Bond Bank Series 2016	5.00	7-15-2031	6,000,000	6,088,076
Indianapolis Local Public Improvement Bond Bank Series A (AG Insured)	4.00	6-1-2039	10,535,000	10,423,020
See accompanying notes to portfolio of investments
24 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Indianapolis Local Public Improvement Bond Bank Series A (AG Insured)	4.00%	6-1-2041	$3,000,000	$2,911,451
Indianapolis Local Public Improvement Bond Bank Series B	5.25	2-1-2048	3,000,000	3,172,067
				22,594,614
Resource recovery revenue: 0.13%
Indiana Finance Authority Republic Services, Inc. AMTø	3.80	5-1-2028	11,000,000	10,995,069
Tax revenue: 0.05%
Indianapolis Local Public Improvement Bond Bank Courthouse & Jail Project Series A	5.00	2-1-2049	4,000,000	4,048,125
Utilities revenue: 0.26%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	3.00	11-1-2030	4,650,000	4,548,238
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	3,000,000	3,072,533
Indiana Finance Authority Ohio Valley Electric Corp. Series C	3.00	11-1-2030	4,000,000	3,912,463
Indiana Municipal Power Agency Series A	5.00	1-1-2042	10,000,000	10,066,208
				21,599,442
Water & sewer revenue: 0.10%
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2043	3,450,000	3,258,634
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	2,975,382
Evansville Waterworks District Series A (BAM Insured)	5.00	7-1-2047	2,250,000	2,305,621
				8,539,637
				136,368,682
Iowa: 0.06%
GO revenue: 0.04%
City of Cedar Rapids Series A	4.00	6-1-2048	3,630,000	3,440,373
Housing revenue: 0.02%
City of Altoona Series C	5.00	6-1-2031	1,805,000	1,828,266
				5,268,639
Kansas: 0.25%
GO revenue: 0.07%
Johnson County Unified School District No. 512 Shawnee Mission Series A	4.00	10-1-2043	3,000,000	2,921,161
Wyandotte County Unified School District No. 203 Piper Series A (AG Insured)	5.25	9-1-2052	2,500,000	2,605,089
				5,526,250
Tax revenue: 0.18%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	27,180,000	15,041,711
				20,567,961
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 25

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 0.91%
Education revenue: 0.05%
County of Boyle Centre College of Kentucky Series A	5.25%	6-1-2049	$2,550,000	$2,609,482
Kentucky Bond Development Corp. Centre College	4.00	6-1-2046	800,000	670,965
Kentucky Bond Development Corp. Centre College	4.00	6-1-2051	1,250,000	1,023,376
				4,303,823
Health revenue: 0.26%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,085,870
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2041	5,000,000	5,072,767
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2046	2,070,000	2,085,092
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2028	5,140,000	4,583,858
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2040	3,300,000	3,497,104
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2041	3,000,000	3,149,367
				21,474,058
Housing revenue: 0.17%
Fayette County School District Finance Corp. Series A	4.00	5-1-2038	5,600,000	5,542,189
Kentucky Bond Corp. Series D	4.50	2-1-2052	2,355,000	2,286,085
Kentucky State Property & Building Commission Project No. 124 Series A (AG Insured)	5.00	11-1-2039	6,000,000	6,310,286
				14,138,560
Industrial development revenue: 0.05%
County of Trimble Kentucky Utilities Co. AMTøø	4.70	6-1-2054	4,000,000	4,042,919
Miscellaneous revenue: 0.03%
Kentucky State University COP (BAM Insured)	4.00	11-1-2046	640,000	607,416
Kentucky State University COP (BAM Insured)	4.00	11-1-2051	1,000,000	909,087
Kentucky State University COP (BAM Insured)	4.00	11-1-2056	1,000,000	894,459
				2,410,962
Transportation revenue: 0.12%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2030	2,000,000	1,605,769
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2031	2,780,000	2,078,474
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2032	2,500,000	1,744,369
Kentucky Public Transportation Infrastructure Authority Series C CCAB	6.40	7-1-2033	1,000,000	1,168,873
Kentucky Public Transportation Infrastructure Authority Series C CCAB	6.45	7-1-2034	2,505,000	2,917,131
				9,514,616
See accompanying notes to portfolio of investments
26 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.23%
Kentucky Public Energy Authority Series A-1øø	5.25%	4-1-2054	$17,250,000	$18,902,621
				74,787,559
Louisiana: 1.47%
Airport revenue: 0.10%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00	1-1-2036	1,750,000	1,800,841
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00	1-1-2037	1,750,000	1,795,766
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00	1-1-2038	1,500,000	1,534,862
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,145,000	1,137,723
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2040	2,000,000	2,043,535
				8,312,727
GO revenue: 0.02%
City of New Orleans Series A	5.00	12-1-2046	2,000,000	2,043,598
Industrial development revenue: 0.33%
Louisiana Offshore Terminal Authority Loop LLC Series 2013Cøø	4.20	9-1-2034	5,200,000	5,277,405
Louisiana Offshore Terminal Authority Loop LLC Series Aøø	4.20	9-1-2033	15,000,000	15,227,514
Parish of St. James NuStar Logistics LP144Aøø%%	3.70	8-1-2041	4,000,000	4,010,085
Parish of St. John the Baptist Marathon Oil Corp. Series Cøø	3.30	6-1-2037	3,000,000	3,038,116
				27,553,120
Miscellaneous revenue: 0.02%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,555,000	1,367,006
Tax revenue: 0.51%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	10,000,000	10,304,366
Ernest N Morial New Orleans Exhibition Hall Authority	5.50	7-15-2053	5,000,000	5,216,807
Louisiana Stadium & Exposition District Series A	5.25	7-1-2053	20,000,000	20,769,756
State of Louisiana Gasoline & Fuels Tax Revenue Series A-1 (Toronto-Dominion Bank LOC)ø	3.90	5-1-2043	5,415,000	5,415,000
				41,705,929
Transportation revenue: 0.26%
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2054	11,020,000	11,163,922
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2059	10,000,000	10,088,033
				21,251,955
Utilities revenue: 0.08%
City of Lafayette Utilities Revenue Electric Projects (AG Insured)	5.00	11-1-2049	6,000,000	6,207,583
Water & sewer revenue: 0.15%
City of New Orleans Sewerage Service Revenue Series B	4.00	6-1-2050	1,200,000	1,055,695
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2045	1,500,000	1,535,933
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 27

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00%	6-1-2038	$350,000	$351,984
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2039	400,000	400,570
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2040	350,000	348,849
City of Shreveport Water & Sewer Revenue Series B (AG Insured)	4.00	12-1-2036	730,000	731,830
City of Shreveport Water & Sewer Revenue Series B (AG Insured)	4.00	12-1-2044	1,000,000	914,680
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	6,075,000	5,705,373
Greater Ouachita Water Co. (BAM Insured)	4.50	9-1-2053	1,150,000	1,082,996
				12,127,910
				120,569,828
Maine: 0.16%
Health revenue: 0.13%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2040	1,700,000	1,658,716
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2045	4,500,000	4,101,302
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2028	1,445,000	1,499,870
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2029	1,535,000	1,666,853
Maine Health & Higher Educational Facilities Authority Series A (AG Insured)	4.00	7-1-2046	500,000	472,823
Maine Health & Higher Educational Facilities Authority Series A (AG Insured)	4.00	7-1-2050	1,000,000	930,397
				10,329,961
Resource recovery revenue: 0.03%
Finance Authority of Maine Casella Waste Systems, Inc. Series R AMT144A	5.00	8-1-2035	2,500,000	2,540,452
				12,870,413
Maryland: 0.28%
Education revenue: 0.00%
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	100,000	100,074
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2030	200,000	200,122
				300,196
Health revenue: 0.07%
County of Montgomery Trinity Health Corp. Obligated Group	4.00	12-1-2044	5,000,000	4,616,442
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2045	745,000	664,866
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2050	850,000	728,144
				6,009,452
See accompanying notes to portfolio of investments
28 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.14%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25%	11-1-2025	$8,000,000	$8,006,762
Maryland Stadium Authority Series A	5.00	9-1-2037	3,000,000	3,301,250
				11,308,012
Tax revenue: 0.03%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	2,500,000	2,073,176
Transportation revenue: 0.03%
Maryland State Transportation Authority Facilities Projects	4.00	7-1-2050	2,190,000	2,011,063
Water & sewer revenue: 0.01%
City of Baltimore Water Utility Fund Series A	4.00	7-1-2039	500,000	498,777
City of Baltimore Water Utility Fund Series A	4.00	7-1-2040	500,000	494,332
				993,109
				22,695,008
Massachusetts: 3.20%
Airport revenue: 0.19%
Massachusetts Port Authority Series A AMT	5.00	7-1-2039	4,005,000	4,232,166
Massachusetts Port Authority Series A AMT	5.00	7-1-2042	2,000,000	2,068,140
Massachusetts Port Authority Series E AMT	5.00	7-1-2046	1,975,000	2,000,547
Massachusetts Port Authority Series E AMT	5.00	7-1-2051	7,000,000	7,057,923
				15,358,776
Education revenue: 0.30%
Collegiate Charter School of Lowell	5.00	6-15-2039	1,000,000	1,000,365
Collegiate Charter School of Lowell	5.00	6-15-2049	1,750,000	1,649,107
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2045	2,400,000	1,917,684
Massachusetts Development Finance Agency Northeastern University	5.00	10-1-2044	7,000,000	7,288,861
Massachusetts Development Finance Agency Suffolk University	4.00	7-1-2051	1,000,000	798,431
Massachusetts Development Finance Agency Suffolk University	6.00	7-1-2050	2,750,000	2,934,251
Massachusetts Educational Financing Authority Series B AMT	4.25	7-1-2032	1,800,000	1,829,411
Tender Option Bond Trust Receipts/Certificates Series XM0232 (Bank of America N.A. LIQ)144Aø	2.96	7-1-2032	6,010,000	6,010,000
University of Massachusetts Building Authority Series 1	5.00	11-1-2036	1,590,000	1,591,843
				25,019,953
GO revenue: 1.11%
City of Revere	4.00	8-1-2047	4,000,000	3,748,361
Commonwealth of Massachusetts	4.00	5-1-2045	20,000,000	18,693,866
Commonwealth of Massachusetts Series A	5.00	5-1-2053	13,000,000	13,469,544
Commonwealth of Massachusetts Series A	5.00	1-1-2054	13,500,000	14,013,261
Commonwealth of Massachusetts Series D	5.00	10-1-2053	13,540,000	14,052,033
Commonwealth of Massachusetts Series E	5.00	11-1-2050	15,540,000	15,973,996
Commonwealth of Massachusetts Series E	5.25	9-1-2048	1,765,000	1,811,154
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 29

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Commonwealth of Massachusetts Series F	5.00%	11-1-2041	$5,000,000	$5,109,606
Town of Tyngsborough	4.00	10-15-2048	4,275,000	4,016,910
				90,888,731
Health revenue: 0.82%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	4,950,000	4,950,717
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series N (AG Insured)	5.50	7-1-2050	10,000,000	10,705,080
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00	7-1-2044	6,000,000	5,816,835
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series E	5.00	7-1-2035	5,115,000	5,154,930
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series E	5.00	7-1-2036	2,750,000	2,768,724
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2048	7,805,000	7,781,395
Massachusetts Development Finance Agency Dana-Farber Cancer Institute Obligated Group Series N	5.00	12-1-2046	3,000,000	3,009,821
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2040	1,000,000	975,072
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2041	1,200,000	1,148,872
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	15,000,000	15,495,052
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series Q	5.00	7-1-2047	6,085,000	6,100,822
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	4.00	10-1-2045	3,835,000	3,447,325
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	2.90	7-1-2040	445,000	445,000
				67,799,645
Miscellaneous revenue: 0.12%
Massachusetts Bay Transportation Authority Assessment Revenue Series A-2	5.00	7-1-2052	9,450,000	9,747,588
Tax revenue: 0.66%
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2047	6,485,000	6,550,622
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2048	11,510,000	11,673,690
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2049	16,500,000	16,824,939
Commonwealth of Massachusetts Transportation Fund Revenue Series B	5.00	6-1-2051	10,000,000	10,378,396
See accompanying notes to portfolio of investments
30 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.00%	7-1-2040	$6,920,000	$6,873,345
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,002,326
				54,303,318
				263,118,011
Michigan: 1.86%
Airport revenue: 0.11%
Wayne County Airport Authority Detroit Metropolitan Series B AMT	5.00	12-1-2041	1,145,000	1,178,900
Wayne County Airport Authority Detroit Metropolitan Series B (BAM Insured)	5.00	12-1-2046	1,400,000	1,414,710
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00	12-1-2029	6,000,000	6,018,986
				8,612,596
Education revenue: 0.07%
Michigan Finance Authority Bradford Academy	4.30	9-1-2030	705,000	671,117
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	1,205,000	1,007,838
Michigan Finance Authority Bradford Academy	5.00	9-1-2050	4,530,000	3,503,518
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	910,000	910,509
				6,092,982
GO revenue: 0.07%
Okemos Public Schools Series II (QSBLF Insured)	5.00	5-1-2049	2,250,000	2,348,087
Okemos Public Schools Series II (QSBLF Insured)	5.00	5-1-2054	3,000,000	3,099,627
				5,447,714
Health revenue: 0.20%
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2021	4.00	11-15-2045	750,000	606,493
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2022	4.00	11-15-2031	920,000	912,658
Michigan Finance Authority Corewell Health Obligated Group Series A	5.00	11-1-2044	4,000,000	4,001,189
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00	2-15-2047	3,000,000	2,658,501
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2016MI	5.00	12-1-2034	8,055,000	8,140,330
				16,319,171
Housing revenue: 0.55%
Michigan Municipal Bond Authority Series C (Ambac Insured)	4.75	5-1-2027	2,355,000	2,384,972
Michigan State Building Authority Series Iø	2.99	4-15-2059	28,280,000	28,280,000
Michigan State Building Authority Series I	5.00	4-15-2041	14,295,000	14,474,139
				45,139,111
Miscellaneous revenue: 0.39%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	6,000,000	5,418,639
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 31

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00%	7-1-2039	$7,895,000	$7,901,572
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	18,345,000	18,360,270
				31,680,481
Utilities revenue: 0.12%
Lansing Board of Water & Light Series A	5.25	7-1-2054	9,600,000	10,180,778
Water & sewer revenue: 0.35%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	6,905,000	6,984,448
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	11,000,000	11,056,203
Great Lakes Water Authority Water Supply System Revenue Series D (AG Insured)	4.00	7-1-2033	11,000,000	11,078,804
				29,119,455
				152,592,288
Minnesota: 0.54%
Education revenue: 0.01%
City of Minneapolis University Gateway Corp. (Wells Fargo Bank SPA)ø	2.90	12-1-2040	700,000	700,000
GO revenue: 0.02%
County of Hennepin Series A	5.00	12-1-2037	1,000,000	1,035,049
Shakopee Independent School District No. 720 Series A	4.00	2-1-2030	225,000	229,685
Shakopee Independent School District No. 720 Series A	4.00	2-1-2032	240,000	244,696
				1,509,430
Health revenue: 0.33%
City of Minneapolis Fairview Health Services Obligated Group Series A	4.00	11-15-2048	2,315,000	1,973,561
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	13,520,000	13,511,646
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2048	1,500,000	1,516,570
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	10,000,000	10,353,296
				27,355,073
Housing revenue: 0.11%
Minnesota Housing Finance Agency Series F AMT (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	2.90	1-1-2041	8,850,000	8,850,000
Miscellaneous revenue: 0.02%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,002,554
See accompanying notes to portfolio of investments
32 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.05%
City of Rochester Electric Utility Revenue Series A	5.00%	12-1-2042	$3,895,000	$3,962,460
				44,379,517
Mississippi: 0.11%
Miscellaneous revenue: 0.07%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AG Insured)	5.00	9-1-2030	4,660,000	4,666,640
Mississippi Development Bank Lamar County School District	5.25	6-1-2045	1,075,000	1,121,354
				5,787,994
Tobacco revenue: 0.04%
State of Mississippi ABC Revenues	5.00	10-1-2049	3,000,000	3,100,222
				8,888,216
Missouri: 0.44%
GO revenue: 0.06%
St. Louis School District	4.00	4-1-2030	4,840,000	4,872,628
Miscellaneous revenue: 0.32%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2037	3,000,000	3,087,473
Kansas City IDA Airport Revenue Series B AMT (AG Insured)	5.00	3-1-2049	23,075,000	23,101,548
				26,189,021
Water & sewer revenue: 0.06%
City of Kansas City Water Revenue Series A	5.00	12-1-2048	4,500,000	4,703,895
				35,765,544
Nebraska: 0.70%
Health revenue: 0.01%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2040	1,150,000	1,101,661
Miscellaneous revenue: 0.18%
Tender Option Bond Trust Receipts/Certificates Series CF7037 (AG Insured) (Citibank N.A. LIQ)144Aø	2.91	1-1-2041	15,000,000	15,000,000
Utilities revenue: 0.51%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2033	6,000,000	6,529,182
Central Plains Energy Project Series A-1øø	5.00	8-1-2055	32,355,000	34,980,071
				41,509,253
				57,610,914
Nevada: 1.45%
GO revenue: 1.24%
City of Henderson Series A-1	4.00	6-1-2045	4,610,000	4,397,409
City of Henderson Series B-1	4.00	6-1-2039	4,060,000	4,078,994
City of Henderson Series B-1	4.00	6-1-2040	3,340,000	3,331,577
City of Las Vegas Series A	4.00	2-1-2038	1,335,000	1,341,493
Clark County School District Series A (AG Insured)	4.00	6-15-2035	9,585,000	9,669,797
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 33

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Clark County School District Series A (AG Insured)	4.00%	6-15-2036	$850,000	$863,924
Clark County School District Series A (AG Insured)	4.00	6-15-2037	900,000	908,701
Clark County School District Series A (AG Insured)	4.00	6-15-2038	850,000	853,473
Clark County School District Series A (AG Insured)	4.00	6-15-2039	1,000,000	995,634
Clark County School District Series A (AG Insured)	5.00	6-15-2032	900,000	991,525
Clark County School District Series A (AG Insured)	5.00	6-15-2033	825,000	902,993
Clark County School District Series A (AG Insured)	5.00	6-15-2034	950,000	1,033,038
Clark County School District Series A (AG Insured)	5.00	6-15-2035	1,000,000	1,080,066
County of Clark Series A	5.00	6-1-2043	9,360,000	9,550,895
County of Clark Series A	5.00	5-1-2048	50,215,000	50,913,757
County of Clark Series C	4.00	7-1-2032	6,000,000	6,090,243
Las Vegas Valley Water District Series A	4.00	6-1-2034	4,600,000	4,835,026
				101,838,545
Industrial development revenue: 0.02%
County of Clark Southern California Edison Co.	2.10	6-1-2031	1,250,000	1,136,676
Resource recovery revenue: 0.03%
State of Nevada Department of Business & Industry Republic Services, Inc. Series 2001-REMK AMT144Aø	3.95	12-1-2026	2,500,000	2,499,631
Tax revenue: 0.16%
County of Clark Sales & Excise Tax Revenue Streets & Highway Project	4.00	7-1-2043	4,500,000	4,331,310
Las Vegas Convention & Visitors Authority Clark County Combined Room Tax Revenue Series B	4.00	7-1-2049	10,000,000	9,036,851
				13,368,161
				118,843,013
New Hampshire: 0.68%
Education revenue: 0.28%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	5.25	6-1-2051	10,000,000	10,392,411
New Hampshire HEFA Act University System	5.00	7-1-2040	6,000,000	6,002,957
New Hampshire HEFA Act University System (BAM Insured)	5.25	7-1-2048	5,860,000	6,211,641
				22,607,009
Health revenue: 0.09%
New Hampshire HEFA Act Concord Hospital Obligated Group	5.00	10-1-2047	5,000,000	5,022,142
New Hampshire HEFA Act Dartmouth-Hitchcock Obligated Group Series A	5.00	8-1-2036	2,660,000	2,735,914
				7,758,056
Housing revenue: 0.07%
New Hampshire Business Finance Authority Class A Series 1-A	4.13	1-20-2034	5,918,461	5,950,282
See accompanying notes to portfolio of investments
34 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.24%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50%	10-1-2033	$2,560,000	$2,677,476
New Hampshire Business Finance Authority Waste Management, Inc. Series A AMTøø	4.00	10-1-2033	17,000,000	17,009,382
				19,686,858
				56,002,205
New Jersey: 1.29%
Airport revenue: 0.02%
South Jersey Port Corp. Series S-1	5.00	1-1-2039	1,350,000	1,352,576
Education revenue: 0.01%
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2047	750,000	692,278
Health revenue: 0.00%
New Jersey Health Care Facilities Financing Authority AHS Hospital Corp. Series B (Bank of America N.A. LOC)ø	3.20	7-1-2036	100,000	100,000
Housing revenue: 0.93%
Garden State Preservation Trust Series A (AG Insured)	5.75	11-1-2028	9,510,000	9,977,656
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	2,620,000	2,582,636
New Jersey EDA Portal North Bridge Project Series A	5.00	11-1-2038	5,000,000	5,382,733
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	3,000,000	3,216,755
New Jersey TTFA Series A¤	0.00	12-15-2026	1,150,000	1,112,007
New Jersey TTFA Series A¤	0.00	12-15-2028	10,100,000	9,225,426
New Jersey TTFA Series A¤	0.00	12-15-2029	11,875,000	10,530,757
New Jersey TTFA Series A¤	0.00	12-15-2030	8,000,000	6,879,760
New Jersey TTFA Series A¤	0.00	12-15-2031	4,500,000	3,721,005
New Jersey TTFA Series A CAB¤	0.00	12-15-2039	10,000,000	5,534,355
New Jersey TTFA Series AA	5.00	6-15-2038	2,000,000	2,151,287
New Jersey TTFA Series CC	5.25	6-15-2046	6,000,000	6,670,840
Union County Utilities Authority Covanta Union LLC Series A AMT	5.25	12-1-2031	9,210,000	9,226,809
				76,212,026
Industrial development revenue: 0.05%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	4,210,000	4,215,760
Miscellaneous revenue: 0.15%
New Jersey TTFA Series A	4.25	6-15-2040	4,375,000	4,370,598
Newark Housing Authority Port Authority of New York & New Jersey (NPFGC Insured)	5.00	1-1-2032	7,620,000	8,209,106
				12,579,704
Tax revenue: 0.04%
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,164,626
Transportation revenue: 0.09%
South Jersey Transportation Authority Series A	5.00	11-1-2041	1,000,000	1,050,717
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 35

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
South Jersey Transportation Authority Series A	5.25%	11-1-2052	$1,500,000	$1,562,011
Tender Option Bond Trust Receipts/Certificates Series XX1405 (Barclays Bank plc LIQ)144Aø	3.88	1-1-2055	5,035,000	5,035,000
				7,647,728
				105,964,698
New Mexico: 0.14%
Industrial development revenue: 0.14%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	5,000,000	4,732,746
City of Farmington Southern California Edison Co. Series B	1.80	4-1-2029	7,000,000	6,625,844
				11,358,590
New York: 11.33%
Airport revenue: 1.98%
Build NYC Resource Corp. Transportation Infrastructure Purpose Obligated Group AMT	5.50	7-1-2044	1,000,000	1,047,590
Build NYC Resource Corp. Transportation Infrastructure Purpose Obligated Group AMT	5.50	7-1-2045	1,250,000	1,305,053
Build NYC Resource Corp. Transportation Infrastructure Purpose Obligated Group AMT	5.50	7-1-2050	5,500,000	5,671,239
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	6,250,000	6,530,837
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,297,868
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2037	2,000,000	2,094,880
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2038	3,000,000	3,117,232
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	13,000,000	13,421,361
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2042	3,385,000	3,421,702
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2039	700,000	655,522
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2040	900,000	831,271
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	1,000,000	1,066,956
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2037	700,000	724,908
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	2,475,000	2,654,023
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2036	1,750,000	1,865,215
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2037	1,750,000	1,853,908
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT	5.50	12-31-2054	17,000,000	17,452,686
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2054	3,000,000	3,050,123
See accompanying notes to portfolio of investments
36 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK NTO LLC AMT	5.50%	6-30-2060	$18,000,000	$18,163,561
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2044	2,000,000	2,165,208
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2050	2,500,000	2,667,893
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	6,500,000	6,773,373
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.00	6-30-2049	5,000,000	5,012,652
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.00	6-30-2054	5,000,000	4,989,398
New York Transportation Development Corp. JFK NTO LLC AMT (BAM Insured)	5.25	6-30-2049	5,000,000	5,092,234
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2041	3,250,000	3,249,814
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	10,435,000	10,331,389
Port Authority of New York & New Jersey Series 193rd AMT	5.00	10-15-2028	1,760,000	1,761,375
Port Authority of New York & New Jersey Series 205th	5.25	11-15-2039	16,580,000	17,209,790
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	7,000,000	6,697,038
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,031,224
Port Authority of New York & New Jersey Series 218 AMT	4.00	11-1-2041	2,275,000	2,137,140
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2045	5,000,000	4,543,107
				162,887,570
Education revenue: 0.76%
Babylon L D Corp. II Series A	6.65	2-1-2053	7,265,000	7,306,316
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	6.75	4-15-2043	2,000,000	2,046,755
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series B144A	6.75	4-15-2043	3,290,000	3,366,913
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2040	3,400,000	3,257,054
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2041	3,450,000	3,266,756
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2044	1,025,000	943,287
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	5,000,000	3,822,190
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	10,030,000	9,111,502
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	6,085,000	6,124,910
Monroe County Industrial Development Corp. University of Rochester Series A	5.00	7-1-2053	7,000,000	7,179,560
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,126,612
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	862,240
New York State Dormitory Authority Icahn School of Medicine at Mount Sinai Series A	5.00	7-1-2040	3,000,000	2,997,674
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2027	335,000	345,964
New York State Dormitory Authority Series A	5.00	7-1-2049	4,265,000	4,329,805
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 37

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
New York State Dormitory Authority St. John’s University Series A	4.00%	7-1-2048	$2,000,000	$1,750,015
Tender Option Bond Trust Receipts/Certificates Series XM1250 (Royal Bank of Canada LIQ)144Aø	2.91	12-1-2032	4,060,000	4,060,000
				61,897,553
GO revenue: 1.56%
City of New York Series A-1	5.25	9-1-2042	8,750,000	9,355,955
City of New York Series A-1	5.25	9-1-2043	21,165,000	22,554,882
City of New York Series B-1	5.00	10-1-2038	2,650,000	2,784,904
City of New York Series C	4.00	8-1-2039	3,000,000	3,002,540
City of New York Series C	5.25	3-1-2053	37,500,000	39,466,279
City of New York Series D-1	5.25	5-1-2041	6,000,000	6,430,840
City of New York Series D-1	5.25	5-1-2042	1,000,000	1,066,339
City of New York Series E1	5.25	4-1-2047	10,000,000	10,557,513
City of New York Series E-1	5.00	3-1-2039	8,800,000	9,087,497
City of New York Series F-1	5.00	3-1-2043	4,000,000	4,130,458
City of New York Series F-1	5.00	3-1-2050	6,500,000	6,610,267
City of New York Series I-3 (U.S. Bank N.A. SPA)ø	3.50	3-1-2044	2,630,000	2,630,000
City of Yonkers Series C (AG Insured)	5.00	3-15-2036	2,000,000	2,224,132
City of Yonkers Series C (AG Insured)	5.00	3-15-2037	1,100,000	1,213,954
City of Yonkers Series C (AG Insured)	5.00	3-15-2038	1,140,000	1,248,288
City of Yonkers Series F (BAM Insured)	5.00	11-15-2040	850,000	917,892
City of Yonkers Series F (BAM Insured)	5.00	11-15-2041	750,000	801,574
City of Yonkers Series F (BAM Insured)	5.00	11-15-2042	1,000,000	1,059,115
Village of Valley Stream Series A BAN	5.13	5-8-2026	3,000,000	3,014,679
				128,157,108
Health revenue: 0.39%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	3.00	7-1-2048	9,425,000	9,425,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	9,615,000	9,402,742
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	9,965,000	9,565,700
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	9-1-2038	2,890,000	2,791,382
Westchester County Local Development Corp. Health Care Corp. Obligated Group (AG Insured)	5.25	11-1-2034	1,000,000	1,125,569
				32,310,393
Housing revenue: 0.29%
New York City Transitional Finance Authority Building Aid Revenue Series S-3A	4.00	7-15-2038	8,500,000	8,524,037
New York State Dormitory Authority Series A (AG Insured)	5.00	10-1-2034	5,000	5,370
New York State Thruway Authority Personal Income Tax Revenue Series A-1	4.00	3-15-2044	5,000,000	4,710,977
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 247 (TD Bank N.A. SPA)ø	2.80	10-1-2052	3,600,000	3,600,000
See accompanying notes to portfolio of investments
38 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Yonkers Industrial Development Agency New Community School Project	5.00%	5-1-2047	$5,000,000	$5,192,523
Yonkers Industrial Development Agency New Community School Project	5.25	5-1-2051	1,600,000	1,675,844
				23,708,751
Industrial development revenue: 0.62%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	927,912
New York State Energy Research & Development Authority Rochester Gas & Electric Corp. Series B	3.80	8-1-2032	5,000,000	5,150,052
New York Transportation Development Corp. American Airlines, Inc. AMT	3.00	8-1-2031	2,000,000	1,879,448
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2032	12,000,000	12,331,759
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2034	5,005,000	5,112,482
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	20,000,000	20,894,470
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	3,000,000	3,031,332
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2046	1,515,000	1,324,870
				50,652,325
Miscellaneous revenue: 0.65%
Hudson Yards Infrastructure Corp. Series A (AG Insured)	4.00	2-15-2047	8,000,000	7,452,935
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AG Insured)	5.00	1-1-2031	1,000,000	1,107,444
New York Liberty Development Corp. Port Authority of New York & New Jersey Series 1	4.00	2-15-2043	4,500,000	4,323,241
New York State Dormitory Authority Series A (AG Insured)	5.00	10-1-2034	1,745,000	1,834,468
New York State Dormitory Authority Series A (AG Insured)	5.00	10-1-2035	1,000,000	1,048,344
Suffolk Regional Off-Track Betting Corp.	6.00	12-1-2053	3,000,000	3,030,384
Tender Option Bond Trust Receipts/Certificates Series 2025- XL0583 (JPMorgan Chase Bank N.A. LIQ)144Aø	3.90	12-1-2032	6,605,000	6,605,000
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A	5.00	5-15-2047	15,000,000	15,491,637
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	5-15-2047	8,000,000	8,262,206
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C-1A	4.00	5-15-2042	2,250,000	2,169,196
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	2,650,000	2,340,680
				53,665,535
Resource recovery revenue: 0.06%
New York State Environmental Facilities Corp. Waste Management, Inc. AMTøø	3.85	5-1-2030	5,000,000	4,999,363
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 39

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 2.70%
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00%	3-15-2041	$3,750,000	$3,905,963
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2042	4,075,000	4,227,852
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	8,045,000	7,734,316
Empire State Development Corp. Personal Income Tax Revenue Series C	5.00	3-15-2047	8,000,000	8,173,645
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	8,040,000	7,588,805
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2046	5,670,000	5,217,008
New York City Transitional Finance Authority Building Aid Revenue Series S-1	5.00	7-15-2040	2,850,000	2,857,531
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	1,900,000	1,841,338
New York City Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	5-1-2038	5,000,000	5,237,112
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2	5.00	8-1-2037	12,140,000	12,512,867
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2041	5,580,000	5,420,240
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,000,000	4,854,344
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	10,000,000	9,476,673
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2043	2,335,000	2,200,086
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2044	10,710,000	9,992,023
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.50	11-1-2045	21,670,000	23,299,040
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2038	4,000,000	4,014,486
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	5-1-2042	2,390,000	2,426,398
New York City Transitional Finance Authority Future Tax Secured Revenue Series A	5.00	5-1-2045	5,000,000	5,281,979
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2 (Bank of America N.A. SPA)ø	3.50	5-1-2055	5,000,000	5,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2044	5,770,000	6,304,743
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2047	7,040,000	7,593,868
New York City Transitional Finance Authority Future Tax Secured Revenue Series D	5.00	5-1-2049	3,900,000	4,056,145
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	2-1-2049	7,695,000	7,979,776
See accompanying notes to portfolio of investments
40 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00%	2-15-2034	$3,790,000	$3,847,306
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	6,750,000	6,931,033
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.25	3-15-2052	4,500,000	4,736,425
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,004,683
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.00	2-15-2048	12,500,000	12,735,935
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	6,000,000	5,758,318
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2044	2,700,000	2,528,237
New York State Dormitory Authority Sales Tax Revenue Series A	5.00	3-15-2054	5,000,000	5,159,035
New York State Thruway Authority Personal Income Tax Revenue Series A	5.00	3-15-2048	10,000,000	10,301,481
Tender Option Bond Trust Receipts/Certificates Series XF1942 (Bank of America N.A. LIQ)144Aø	2.92	11-1-2045	3,520,000	3,520,000
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-1	5.25	5-15-2064	4,000,000	4,208,350
				221,927,041
Transportation revenue: 0.89%
Metropolitan Transportation Authority Series A	5.25	11-15-2049	10,000,000	10,458,821
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	12,640,000	13,140,993
Metropolitan Transportation Authority Series C	5.00	11-15-2040	3,425,000	3,529,034
Metropolitan Transportation Authority Series C (AG Insured)	5.00	11-15-2041	9,700,000	9,956,608
Metropolitan Transportation Authority Series C (BAM Insured)	5.00	11-15-2042	3,005,000	3,067,862
Metropolitan Transportation Authority Series C-1	5.00	11-15-2035	2,000,000	2,005,676
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2044	3,975,000	4,068,239
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2046	10,000,000	10,546,528
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2047	4,000,000	4,117,694
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2049	7,750,000	7,931,338
Triborough Bridge & Tunnel Authority Series A	5.50	11-15-2057	4,000,000	4,242,906
				73,065,699
Utilities revenue: 0.20%
Long Island Power Authority Series Bøø	3.00	9-1-2055	10,000,000	9,948,373
Utility Debt Securitization Authority	5.00	12-15-2037	3,780,000	3,788,792
Utility Debt Securitization Authority	5.00	12-15-2040	2,870,000	2,955,132
				16,692,297
Water & sewer revenue: 1.23%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	5.25	6-15-2053	5,000,000	5,317,385
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1	5.25	6-15-2052	5,250,000	5,499,942
New York City Municipal Water Finance Authority Water & Sewer System Series AA-4 (State Street Bank & Trust Co. SPA)ø	3.70	6-15-2049	3,000,000	3,000,000
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 41

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1	5.00%	6-15-2046	$8,000,000	$8,105,258
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1	5.25	6-15-2054	7,000,000	7,374,569
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1 (Bank of America N.A. SPA)ø	3.50	6-15-2049	4,000,000	4,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.00	6-15-2049	12,240,000	12,465,865
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.25	6-15-2054	11,005,000	11,672,272
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.25	6-15-2047	24,940,000	25,793,470
New York City Municipal Water Finance Authority Water & Sewer System Series DD1	5.00	6-15-2048	3,000,000	3,047,544
New York City Municipal Water Finance Authority Water & Sewer System Series EE-2 (State Street Bank & Trust Co. LIQ)ø	3.50	6-15-2045	3,000,000	3,000,000
New York State Environmental Facilities Corp. Revolving Fund Series B	5.00	6-15-2048	10,035,000	10,199,987
Western Nassau County Water Authority Series A	4.00	4-1-2046	1,100,000	1,015,021
				100,491,313
				930,454,948
North Carolina: 0.41%
Airport revenue: 0.04%
Raleigh Durham Airport Authority Series A AMT	5.00	5-1-2035	3,400,000	3,587,765
Education revenue: 0.03%
North Carolina Capital Facilities Finance Agency Meredith College	5.00	6-1-2038	500,000	478,187
North Carolina Capital Facilities Finance Agency Wake Forest University	5.00	1-1-2033	1,000,000	1,010,438
University of North Carolina at Asheville	5.00	6-1-2042	625,000	626,912
				2,115,537
Health revenue: 0.11%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series A	5.00	1-15-2036	500,000	527,234
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	2,500,000	2,492,375
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Obligated Group	5.00	11-1-2031	1,500,000	1,521,722
North Carolina Medical Care Commission FirstHealth of the Carolinas, Inc. Series D (Truist Bank LOC)ø	3.90	10-1-2032	1,640,000	1,640,000
North Carolina Medical Care Commission Forest at Duke, Inc. Obligated Group	4.00	9-1-2051	1,100,000	861,516
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00	10-1-2031	1,500,000	1,503,918
				8,546,765
See accompanying notes to portfolio of investments
42 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.04%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00%	10-1-2034	$2,250,000	$2,257,941
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.55	7-1-2044	1,000,000	995,269
				3,253,210
Miscellaneous revenue: 0.01%
City of Charlotte Series C COP	5.00	6-1-2030	1,000,000	1,001,676
Transportation revenue: 0.15%
North Carolina Department of Transportation I-77 Mobility Partners LLC AMT	5.00	6-30-2028	1,275,000	1,276,865
North Carolina Turnpike Authority (AG Insured)	5.00	1-1-2049	4,500,000	4,562,624
North Carolina Turnpike Authority Series A	5.00	7-1-2042	500,000	501,981
North Carolina Turnpike Authority Series A (AG Insured)	5.00	1-1-2054	6,000,000	6,153,251
				12,494,721
Water & sewer revenue: 0.03%
City of Mebane Combined Utilities Revenue	4.00	8-1-2049	2,675,000	2,512,751
				33,512,425
North Dakota: 0.43%
Housing revenue: 0.27%
North Dakota Housing Finance Agency Series C (TD Bank N.A. SPA)ø	2.90	1-1-2046	7,595,000	7,595,000
Tender Option Bond Trust Receipts/Certificates Series XG0619 (Morgan Stanley LIQ)144Aø	2.92	7-1-2045	15,000,000	15,000,000
				22,595,000
Miscellaneous revenue: 0.11%
University of North Dakota Series A COP	5.00	4-1-2057	9,000,000	9,064,114
Water & sewer revenue: 0.05%
North Dakota PFA Series A	5.00	10-1-2038	3,780,000	3,933,078
				35,592,192
Ohio: 1.64%
Airport revenue: 0.08%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2040	6,000,000	6,265,297
Education revenue: 0.16%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2035	650,000	617,820
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2040	720,000	635,847
Ohio Higher Educational Facility Commission Kenyon College	5.00	7-1-2037	3,100,000	3,396,067
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 43

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Tender Option Bond Trust Receipts/Certificates Series XF3114 (Morgan Stanley Bank LIQ)144Aø	2.92%	10-1-2053	$5,750,000	$5,750,000
University of Akron Series A	5.00	1-1-2038	3,000,000	3,012,722
				13,412,456
GO revenue: 0.12%
State of Ohio Series A	5.00	2-1-2036	4,265,000	4,282,914
Tender Option Bond Trust Receipts/Certificates Series 2025- XM1208 (Royal Bank of Canada LIQ)144Aø	2.92	12-1-2030	5,200,000	5,200,000
				9,482,914
Health revenue: 0.56%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	4,830,000	4,423,727
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2047	3,000,000	2,574,750
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2047	5,205,000	4,866,651
County of Franklin OhioHealth Obligated Group Series A	4.00	5-15-2047	1,000,000	923,873
County of Franklin Trinity Health Corp. Obligated Group Series A	4.00	12-1-2044	3,450,000	3,193,644
County of Franklin Trinity Health Corp. Obligated Group Series A	5.00	12-1-2047	5,000,000	5,022,510
County of Hamilton Cincinnati Children’s Hospital Medical Center Obligated Group Series CC	5.00	11-15-2041	2,250,000	2,491,385
County of Hamilton UC Health Obligated Group	5.00	9-15-2045	7,500,000	7,432,279
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	4,250,000	4,192,430
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	3,000,000	2,826,550
State of Ohio Children’s Hospital Medical Center of Akron Obligated Group Series A	5.25	8-15-2048	5,000,000	5,326,511
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0507 (Royal Bank of Canada LIQ)144Aø	2.92	11-15-2041	2,800,000	2,800,000
				46,074,310
Housing revenue: 0.62%
Ohio Water Development Authority	5.00	12-1-2035	5,390,000	5,483,322
Ohio Water Development Authority	5.00	12-1-2036	2,000,000	2,031,414
RiverSouth Authority Series A	5.75	12-1-2027	1,570,000	1,570,702
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2026	2,030,000	2,032,577
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2028	1,610,000	1,611,706
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2030	2,250,000	2,251,996
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2035	12,000,000	12,003,182
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2039	2,500,000	2,495,392
Tender Option Bond Trust Receipts/Certificates Series BAML-6046 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.92	5-1-2065	21,265,000	21,265,000
				50,745,291
Tax revenue: 0.06%
County of Franklin Sales Tax Revenue	5.00	6-1-2048	5,000,000	5,064,158
See accompanying notes to portfolio of investments
44 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.02%
Summit County Development Finance Authority University of Akron Parking Project	5.50%	12-1-2043	$1,700,000	$1,774,145
Utilities revenue: 0.02%
Ohio Air Quality Development Authority Duke Energy Corp. Series A AMTøø	4.25	11-1-2039	2,000,000	2,041,412
				134,859,983
Oklahoma: 0.75%
Airport revenue: 0.35%
Oklahoma City Airport Trust AMT	5.00	7-1-2043	9,000,000	9,050,138
Oklahoma City Airport Trust AMT	5.00	7-1-2047	11,500,000	11,525,111
Tulsa Airports Improvement Trust Series A AMT (AG Insured)	5.00	6-1-2043	4,485,000	4,509,303
Tulsa Airports Improvement Trust Series A AMT (AG Insured)	5.25	6-1-2048	3,770,000	3,804,476
				28,889,028
Education revenue: 0.01%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	6.00	6-15-2044	1,000,000	964,176
Health revenue: 0.08%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2032	2,365,000	2,368,807
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	3.53	8-15-2031	2,660,000	2,660,000
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Cø	3.30	8-15-2031	1,230,000	1,230,000
				6,258,807
Housing revenue: 0.28%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2030	2,000,000	2,031,921
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2031	1,145,000	1,163,379
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	4,440,000	4,522,926
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2031	5,520,000	5,600,988
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	4,000,000	4,037,711
Oklahoma Development Finance Authority State University Series A	5.25	6-1-2037	4,535,000	4,998,255
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2040	1,000,000	935,429
				23,290,609
Transportation revenue: 0.03%
Oklahoma Turnpike Authority Series A	5.00	1-1-2042	1,000,000	1,005,724
Oklahoma Turnpike Authority Series B%%	5.00	1-1-2042	1,000,000	1,081,345
				2,087,069
				61,489,689
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 45

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 1.50%
Airport revenue: 1.02%
Port of Portland Airport Revenue Series 24B AMT	5.00%	7-1-2034	$1,905,000	$1,935,630
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2049	48,000,000	50,006,765
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2054	31,000,000	32,084,727
				84,027,122
GO revenue: 0.03%
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2044	2,500,000	1,010,960
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2051	5,000,000	1,366,489
				2,377,449
Health revenue: 0.37%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	4,500,000	4,485,669
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.13	11-15-2040	500,000	500,365
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.25	11-15-2050	500,000	475,397
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.38	11-15-2055	1,000,000	961,943
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2045	4,390,000	4,447,815
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A (AG Insured)	4.00	8-15-2045	13,650,000	12,509,810
Oregon Health & Science University Obligated Group Series A	4.00	7-1-2044	2,000,000	1,883,983
Salem Hospital Facility Authority Health Obligated Group Series A	5.00	5-15-2046	5,000,000	5,010,332
				30,275,314
Utilities revenue: 0.08%
City of Eugene Electric Utility System Revenue	5.00	8-1-2049	4,500,000	4,725,970
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2045	1,260,000	1,220,455
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2049	800,000	756,258
				6,702,683
				123,382,568
Pennsylvania: 6.04%
Airport revenue: 0.50%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2036	10,000,000	10,555,547
Allegheny County Airport Authority Series A AMT (AG Insured)	4.00	1-1-2046	2,000,000	1,775,104
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2029	1,000,000	1,033,195
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2031	750,000	771,517
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	7,860,000	7,895,885
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2047	9,950,000	9,947,707
City of Philadelphia Airport Revenue Series B AMT	5.25	7-1-2041	1,700,000	1,828,153
City of Philadelphia Airport Revenue Series B AMT	5.25	7-1-2045	2,000,000	2,096,708
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2037	1,695,000	1,676,096
See accompanying notes to portfolio of investments
46 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
City of Philadelphia Airport Revenue Series C AMT	4.00%	7-1-2038	$1,260,000	$1,228,233
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2039	1,830,000	1,751,006
				40,559,151
Education revenue: 0.41%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2035	1,690,000	1,743,717
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2045	2,500,000	2,399,126
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,000,000	940,801
Northampton County General Purpose Authority Lehigh University Series B (TD Bank N.A. SPA)ø	2.90	11-15-2039	10,300,000	10,300,000
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2032	3,000,000	3,219,153
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2034	3,000,000	3,173,216
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AG Insured)	5.00	5-1-2046	4,885,000	4,995,471
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2043	2,500,000	2,403,078
Philadelphia IDA St. Joseph’s University Series C	4.00	11-1-2038	1,000,000	965,360
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	1,250,000	1,212,677
State Public School Building Authority Community College Of Philadelphia Series A (BAM Insured)	5.00	6-15-2026	2,000,000	2,002,331
				33,354,930
GO revenue: 0.62%
City of Philadelphia Series A	5.25	8-1-2044	2,500,000	2,697,221
Cumberland Valley School District Series A (AG Insured)	5.00	11-15-2044	1,275,000	1,329,092
Cumberland Valley School District Series A (AG Insured)	5.00	11-15-2047	3,600,000	3,709,241
Interboro School District (AG Insured)	5.50	8-15-2063	1,580,000	1,678,106
North Pocono School District Series A (AG Insured)	4.00	9-15-2029	2,170,000	2,249,714
North Pocono School District Series A (AG Insured)	4.00	9-15-2032	1,750,000	1,798,412
School District of Philadelphia Series A	4.00	9-1-2037	2,365,000	2,379,990
School District of Philadelphia Series A	4.00	9-1-2038	1,700,000	1,702,822
School District of Philadelphia Series A	5.00	9-1-2044	4,140,000	4,197,581
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	5,500,000	5,460,439
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	7,000,000	6,873,613
School District of Philadelphia Series F	5.00	9-1-2035	3,820,000	3,854,659
State College Area School District	5.00	3-15-2040	5,000,000	5,000,856
West Mifflin School District (AG Insured)	5.00	4-1-2026	1,200,000	1,213,181
West Mifflin School District (AG Insured)	5.00	4-1-2027	1,000,000	1,023,274
Williamsport Area School District (AG Insured)	4.00	3-1-2032	1,440,000	1,440,432
Williamsport Area School District (AG Insured)	4.00	3-1-2033	1,490,000	1,490,408
Williamsport Area School District (AG Insured)	4.00	3-1-2034	1,555,000	1,555,360
Williamsport Area School District (AG Insured)	4.00	3-1-2035	1,205,000	1,205,247
				50,859,648
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 47

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.53%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	5.00%	4-1-2047	$5,000,000	$5,000,038
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.59	11-15-2047	10,000,000	9,915,799
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2039	2,250,000	2,139,152
Chester County HEFA Main Line Health System, Inc. Obligated Group Series A	4.00	9-1-2050	3,500,000	3,076,627
Geisinger Authority Kaiser Obligated Group Series A-1	4.00	2-15-2047	22,000,000	19,803,975
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group	5.00	7-1-2033	1,000,000	1,015,051
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AG Insured)	5.00	7-1-2037	4,175,000	4,494,357
Lancaster County Hospital Authority University of Pennsylvania Health System Obligated Group	5.00	8-15-2046	10,000,000	10,036,493
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2044	1,200,000	1,206,613
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2035	2,750,000	2,751,154
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2038	1,000,000	961,336
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	5.00	9-1-2031	4,100,000	4,418,709
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2043	3,085,000	3,122,011
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AG Insured)	5.00	8-15-2049	6,000,000	6,118,631
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AG Insured)	5.25	8-15-2053	10,000,000	10,470,284
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	1,250,000	1,243,528
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,500,000	1,507,558
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	2-15-2042	6,000,000	5,534,869
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	4,000,000	3,614,576
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2036	1,000,000	1,078,707
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2038	2,150,000	2,282,191
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2039	3,500,000	3,684,845
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	6,500,000	5,918,268
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	7,000,000	7,103,213
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2042	3,000,000	3,035,951
Philadelphia IDA Children’s Hospital of Philadelphia Obligated Group Series B-2 (JPMorgan Chase Bank N.A. SPA)ø	3.70	7-1-2054	3,000,000	3,000,000
Quakertown General Authority LifeQuest Obligated Group Series C	4.50	7-1-2027	315,000	310,688
Quakertown General Authority LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	968,523
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	625,000	592,994
See accompanying notes to portfolio of investments
48 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Westmoreland County IDA Excela Health Obligated Group Series A	5.00%	7-1-2029	$700,000	$735,482
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2030	550,000	583,040
				125,724,663
Housing revenue: 0.86%
Chester County School Authority Intermediate Unit (BAM Insured)	5.00	4-1-2041	1,745,000	1,856,461
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	606,391
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	16,375,000	16,483,820
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.75	6-30-2048	6,000,000	6,205,851
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	6.00	6-30-2061	2,500,000	2,623,291
Pennsylvania Housing Finance Agency	4.45	10-1-2044	3,000,000	2,969,361
Pennsylvania Housing Finance Agency Series 142-A	5.00	10-1-2043	5,900,000	6,058,658
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,575,000	2,730,092
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,915,000	1,940,407
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2035	16,715,000	16,921,494
State Public School Building Authority School District of Philadelphia Series A (AG Insured)	5.00	6-1-2030	3,800,000	3,890,226
State Public School Building Authority School District of Philadelphia Series A (AG Insured)	5.00	6-1-2031	5,000,000	5,110,030
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2030	1,065,000	1,100,984
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2031	1,110,000	1,148,951
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2032	1,155,000	1,192,463
				70,838,480
Miscellaneous revenue: 0.05%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	2,635,000	2,864,958
Pennsylvania Finance Authority Hills Project Series B (NPFGC Insured)¤	0.00	12-1-2025	1,060,000	1,054,225
				3,919,183
Resource recovery revenue: 0.46%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	10,000,000	10,241,649
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.70	6-1-2044	7,000,000	7,000,000
Pennsylvania EDFA Republic Services, Inc. Series A AMTøø	3.85	4-1-2034	3,750,000	3,749,796
Pennsylvania EDFA Republic Services, Inc. Series Bøø	3.25	12-1-2030	1,000,000	1,000,000
Pennsylvania EDFA Waste Management Obligated Group AMTøø	3.85	8-1-2045	16,000,000	15,997,962
				37,989,407
Tax revenue: 0.07%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2036	750,000	795,044
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 49

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Allentown Neighborhood Improvement Zone Development Authority	5.00%	5-1-2042	$2,000,000	$2,046,229
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	3,000,000	3,138,796
				5,980,069
Tobacco revenue: 0.14%
Commonwealth Financing Authority (AG Insured)	4.00	6-1-2039	12,000,000	11,776,482
Transportation revenue: 1.15%
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	4.13	1-1-2044	1,140,000	1,093,402
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2032	2,110,000	2,356,611
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2033	2,455,000	2,708,372
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2039	1,500,000	1,540,278
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	6,000,000	6,126,962
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.25	12-1-2048	5,145,000	5,217,435
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2040	1,000,000	1,075,121
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2041	3,000,000	3,200,035
Pennsylvania Turnpike Commission Series 2nd	5.00	12-1-2035	9,900,000	10,256,364
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	8,905,000	9,015,532
Pennsylvania Turnpike Commission Series A (AG Insured)	4.00	12-1-2049	8,095,000	7,371,644
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2041	9,345,000	9,355,850
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,768,211
Pennsylvania Turnpike Commission Series B	4.00	12-1-2046	3,000,000	2,741,333
Pennsylvania Turnpike Commission Series B	5.25	12-1-2052	8,250,000	8,610,458
Pennsylvania Turnpike Commission Series B-1	5.00	6-1-2028	1,450,000	1,503,959
Pennsylvania Turnpike Commission Series B-1	5.25	6-1-2047	9,960,000	10,038,296
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2027	1,260,000	1,311,926
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2031	5,000,000	5,184,148
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,239,462
				94,715,399
Utilities revenue: 0.06%
Philadelphia Gas Works Co. Series A (AG Insured)	4.00	8-1-2045	5,000,000	4,711,285
Water & sewer revenue: 0.19%
City of Philadelphia Water & Wastewater Revenue Series B	5.00	7-1-2033	8,000,000	8,010,952
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	2,200,000	2,309,414
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	5,500,000	5,079,799
				15,400,165
				495,828,862
Rhode Island: 0.28%
Airport revenue: 0.03%
Rhode Island Commerce Corp. Airport Corp.	5.00	7-1-2031	2,115,000	2,213,423
See accompanying notes to portfolio of investments
50 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.02%
Rhode Island Health & Educational Building Corp. Providence College Series A	5.00%	11-1-2046	$1,855,000	$1,892,013
Housing revenue: 0.01%
Providence Public Building Authority Capital Improvement Projects Series A (AG Insured)	5.25	9-15-2044	1,000,000	1,056,953
Miscellaneous revenue: 0.09%
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2042	2,000,000	2,142,182
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2043	2,335,000	2,483,300
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2044	2,100,000	2,221,729
				6,847,211
Tax revenue: 0.13%
Rhode Island Turnpike & Bridge Authority Series A	5.00	10-1-2040	10,640,000	10,684,509
				22,694,109
South Carolina: 1.21%
Education revenue: 0.10%
University of South Carolina Series A	5.00	5-1-2043	8,155,000	8,231,156
Health revenue: 0.08%
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	6,000,000	6,378,755
Housing revenue: 0.00%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3079 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.17	7-1-2028	236,000	236,000
Utilities revenue: 1.03%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	2,000,000	2,178,953
Patriots Energy Group Financing Agency Series B-1øø	5.25	2-1-2054	10,000,000	10,914,187
South Carolina Public Service Authority Series A	4.00	12-1-2040	1,500,000	1,446,642
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2049	17,500,000	18,175,628
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2054	18,000,000	18,579,515
South Carolina Public Service Authority Series E	5.75	12-1-2047	31,250,000	33,656,813
				84,951,738
				99,797,649
South Dakota: 0.39%
GO revenue: 0.07%
County of Lincoln COP	5.00	12-1-2048	6,000,000	6,201,359
Health revenue: 0.27%
South Dakota HEFA Avera Health Obligated Group	5.00	7-1-2046	10,000,000	10,048,792
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 51

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
South Dakota HEFA Avera Health Obligated Group Series A	5.25%	7-1-2054	$10,000,000	$10,466,558
South Dakota HEFA Sanford Obligated Group Series B	5.00	11-1-2040	1,200,000	1,298,934
				21,814,284
Housing revenue: 0.05%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,557,991
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,046,418
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,291,845
				3,896,254
				31,911,897
Tennessee: 2.15%
Airport revenue: 0.32%
Metropolitan Knoxville Airport Authority Series A	5.25	6-1-2049	4,250,000	4,466,553
Metropolitan Nashville Airport Authority Series B AMT	5.25	7-1-2047	15,750,000	16,234,654
Metropolitan Nashville Airport Authority Series B AMT	5.50	7-1-2052	5,000,000	5,203,911
				25,905,118
Health revenue: 0.45%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25	12-1-2049	8,500,000	8,846,013
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2046	4,000,000	4,004,407
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2048	2,750,000	2,751,848
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A (AG Insured)	5.00	6-1-2035	16,000,000	17,679,648
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.58	9-1-2036	3,965,000	3,965,000
				37,246,916
Miscellaneous revenue: 0.11%
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series A (AG Insured)	5.25	7-1-2048	4,000,000	4,193,525
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AG Insured)	5.00	7-1-2041	2,015,000	2,131,091
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AG Insured)	5.00	7-1-2043	2,515,000	2,618,197
				8,942,813
Utilities revenue: 1.27%
Tennergy Corp. Series Aøø	4.00	12-1-2051	29,050,000	29,764,523
See accompanying notes to portfolio of investments
52 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tennergy Corp. Series Aøø	5.50%	10-1-2053	$10,000,000	$10,792,224
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	25,000,000	25,027,137
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	13,000,000	13,571,331
Tennessee Energy Acquisition Corp. Series A	5.00	12-1-2035	20,000,000	21,629,698
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,640,000	2,839,918
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2026	605,000	614,317
				104,239,148
				176,333,995
Texas: 8.91%
Airport revenue: 0.50%
City of Austin Airport System Revenue AMT	5.00	11-15-2039	8,000,000	8,002,522
City of Austin Airport System Revenue AMT	5.00	11-15-2040	3,000,000	3,129,060
City of Austin Airport System Revenue AMT	5.00	11-15-2044	3,500,000	3,500,043
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2041	4,750,000	4,789,107
Dallas Fort Worth International Airport Series A-1 AMT%%	5.25	11-1-2043	5,000,000	5,281,203
Dallas Fort Worth International Airport Series A-2 AMTøø%%	5.00	11-1-2050	5,000,000	5,402,956
Dallas Fort Worth International Airport Series B	5.00	11-1-2050	8,000,000	8,175,566
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,491,939
				40,772,396
Education revenue: 0.45%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.88	6-15-2059	1,000,000	881,469
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.00	6-15-2064	1,200,000	1,059,718
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.13	6-15-2040	2,735,000	2,751,774
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	500,000	482,459
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	4.00	8-15-2047	3,000,000	2,645,059
Clifton Higher Education Finance Corp. IDEA Public Schools Series T	4.00	8-15-2047	2,500,000	2,303,062
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.25	2-15-2045	4,225,000	4,439,163
Clifton Higher Education Finance Corp. Series Bøø	4.00	2-15-2055	8,000,000	8,325,334
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	2,945,000	2,995,354
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	3,000,000	2,816,119
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2030	1,460,000	1,518,034
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2032	650,000	672,646
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2039	750,000	762,582
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2040	1,000,000	1,015,364
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2041	900,000	911,720
University of Houston Series A	5.00	2-15-2047	3,000,000	3,096,570
				36,676,427
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 53

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 2.62%
Alamo Community College District	5.00%	8-15-2040	$2,500,000	$2,688,813
Alamo Community College District	5.00	8-15-2046	6,150,000	6,415,390
City of Aubrey Series A (AG Insured)	4.00	2-15-2049	3,000,000	2,696,486
City of Bastrop	4.00	8-1-2045	5,715,000	5,307,370
City of DeSoto	4.00	2-15-2041	2,340,000	2,267,852
City of El Paso	4.00	8-15-2031	6,500,000	6,550,940
City of Georgetown	4.00	8-15-2043	2,140,000	2,059,597
City of Houston Series A	4.00	3-1-2034	1,000,000	1,007,962
City of Houston Series A	5.25	3-1-2049	20,000,000	21,299,374
City of Hutto (BAM Insured)	4.13	8-1-2049	5,000,000	4,710,665
City of Palestine (AG Insured)	4.00	2-15-2051	4,000,000	3,563,360
City of Port Isabel144A	5.10	2-15-2049	880,000	838,996
City of San Antonio	5.00	2-1-2039	2,355,000	2,586,802
City of San Antonio	5.00	2-1-2045	3,095,000	3,254,326
City of Sugar Land	5.00	2-15-2030	1,250,000	1,286,674
City of Waco Series A	5.25	2-1-2054	6,000,000	6,357,302
County of Dallas	5.00	8-15-2042	4,275,000	4,537,862
County of Travis Series A	5.00	3-1-2036	12,470,000	13,165,671
County of Travis Series A	5.00	3-1-2039	6,250,000	6,520,970
Denton Independent School District	5.00	8-15-2053	8,000,000	8,251,776
Denton Independent School District Series B1øø	4.00	8-15-2055	5,000,000	5,199,263
El Paso County Hospital District (AG Insured)	5.00	8-15-2042	4,615,000	4,864,963
El Paso County Hospital District (AG Insured)	5.00	8-15-2043	3,500,000	3,665,190
Fort Worth Independent School District	5.00	2-15-2047	5,935,000	6,017,048
Harris County Flood Control District Series A	4.00	9-15-2042	3,545,000	3,434,797
Hays Consolidated Independent School District	5.25	2-15-2042	1,500,000	1,633,439
Hays Consolidated Independent School District	5.25	2-15-2043	2,000,000	2,168,555
Montgomery County Municipal Utility District No. 108 (AG Insured)	4.00	9-1-2050	4,260,000	3,659,452
Nacogdoches Independent School District	5.00	2-15-2049	8,560,000	8,775,155
Northside Independent School Districtøø	3.55	6-1-2050	4,500,000	4,562,611
Pasadena Independent School District	5.00	2-15-2047	6,250,000	6,442,857
Salado Independent School District	5.00	2-15-2049	1,605,000	1,625,573
San Antonio Independent School District	5.00	8-15-2048	10,140,000	10,143,328
Socorro Independent School District	4.00	8-15-2040	5,000,000	5,002,016
Splendora Independent School District	5.00	2-15-2054	8,820,000	9,046,422
Spring Independent School District	5.25	8-15-2045	6,315,000	6,860,290
State of Texas Series C (FHLB SPA)ø	2.90	6-1-2042	3,900,000	3,900,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	2.93	8-1-2053	5,285,000	5,285,000
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2033	555,000	555,200
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2034	1,465,000	1,465,379
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2035	1,520,000	1,520,222
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2036	1,585,000	1,585,058
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2041	5,005,000	5,316,559
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2043	6,885,000	7,232,049
				215,328,614
See accompanying notes to portfolio of investments
54 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.56%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group	5.00%	10-1-2027	$3,000,000	$3,003,221
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2037	3,000,000	2,990,587
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2038	2,300,000	2,269,592
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00	10-1-2037	3,000,000	3,019,497
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00	10-1-2038	3,000,000	3,001,926
Midland County Hospital District Series A (BAM Insured)	5.25	5-15-2054	3,000,000	3,111,577
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	4.00	8-15-2033	2,050,000	2,062,597
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.25	8-15-2045	10,000,000	10,742,824
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series D	5.50	11-15-2047	7,025,000	7,411,648
Tarrant County Cultural Education Facilities Finance Corp. CHRISTUS Health Obligated Group Series A	5.00	7-1-2053	5,625,000	5,711,852
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2044	1,375,000	1,369,209
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2049	1,000,000	970,890
				45,665,420
Housing revenue: 0.26%
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.12	3-1-2038	1,120,000	1,120,000
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series 2025B-2	4.63	10-1-2030	2,775,000	2,792,768
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.13	9-1-2048	3,000,000	3,059,698
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.25	9-1-2053	3,000,000	3,069,171
Texas PFA Facilities Commission	4.00	2-1-2036	2,175,000	2,215,664
Texas PFA Facilities Commission Series 2019	4.00	2-1-2034	5,000,000	5,137,560
Texas PFA Facilities Commission Series 2019	4.00	2-1-2035	2,000,000	2,046,580
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,003,475
				21,444,916
Industrial development revenue: 0.37%
City of Houston Airport System Revenue United Airlines, Inc. Series B-2 AMT	5.00	7-15-2027	2,500,000	2,544,726
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	5,000,000	5,131,515
Port of Arthur Navigation District Industrial Development Corp. TotalEnergies Petrochemicals & Refining USA, Inc.ø	2.92	6-1-2041	20,000,000	20,000,000
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 55

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.13%	1-1-2044	$2,000,000	$1,926,868
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	950,320
				30,553,429
Miscellaneous revenue: 0.62%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AG Insured)	5.00	10-1-2048	20,000,000	20,462,950
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (BAM Insured)	5.00	10-1-2040	1,000,000	1,063,008
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (BAM Insured)	5.25	10-1-2044	2,000,000	2,112,392
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.25	10-1-2048	10,000,000	10,397,800
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series R (BAM Insured)	5.00	10-1-2049	10,000,000	10,215,780
Lower Colorado River Authority Transmission Services Corp. Series A	5.50	5-15-2047	1,990,000	2,107,556
Lower Colorado River Authority Transmission Services Corp. Series A (AG Insured)	4.00	5-15-2043	5,000,000	4,771,009
				51,130,495
Resource recovery revenue: 0.19%
Mission Economic Development Corp. Republic Services, Inc. Series A AMTø	3.85	5-1-2050	11,000,000	10,998,599
Mission Economic Development Corp. Waste Management, Inc. Series A AMTø	3.80	5-1-2046	5,000,000	4,998,426
				15,997,025
Tax revenue: 0.24%
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	6,825,000	6,828,292
Dallas Area Rapid Transit Series A	5.00	12-1-2048	5,000,000	5,019,072
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2036	1,125,000	1,122,968
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2037	1,430,000	1,410,815
VIA Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.00	8-1-2049	5,500,000	5,749,863
				20,131,010
Transportation revenue: 0.35%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2044	3,000,000	3,053,832
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	2,450,000	2,478,913
Central Texas Regional Mobility Authority Series B	4.00	1-1-2041	800,000	770,569
Central Texas Regional Mobility Authority Series B	5.00	1-1-2046	1,600,000	1,625,194
Central Texas Turnpike System Series C	5.00	8-15-2042	5,000,000	5,284,856
County of Harris Toll Road Revenue	4.00	8-15-2050	3,175,000	2,858,557
Grand Parkway Transportation Corp. Series B CCAB	4.95	10-1-2029	1,015,000	1,080,096
See accompanying notes to portfolio of investments
56 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Grand Parkway Transportation Corp. Series B CCAB	5.05%	10-1-2030	$2,000,000	$2,144,579
Grand Parkway Transportation Corp. Series C	4.00	10-1-2039	2,500,000	2,457,796
North Texas Tollway Authority Series A	5.25	1-1-2038	3,500,000	3,822,454
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	3,000,000	2,938,510
				28,515,356
Utilities revenue: 0.90%
City of Austin Electric Utility Revenue Series A	5.00	11-15-2045	13,705,000	13,675,615
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	3.76	2-1-2048	8,000,000	7,999,003
City of San Antonio Electric & Gas Systems Revenue Series B	5.25	2-1-2049	5,000,000	5,280,387
City of San Antonio Electric & Gas Systems Revenue Series D	5.25	2-1-2049	6,455,000	6,833,561
City of San Antonio Electric & Gas Systems Revenue Series D	5.25	2-1-2054	15,000,000	15,816,814
Lower Colorado River Authority LCRA Transmission Services Corp. Series A (BAM Insured)	5.25	5-15-2043	7,000,000	7,558,965
Lower Colorado River Authority Series Bøø	5.00	5-15-2045	10,000,000	10,978,285
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2032	5,000,000	5,439,717
				73,582,347
Water & sewer revenue: 1.85%
City of Austin Water & Wastewater System Revenue	5.00	11-15-2045	15,065,000	15,153,730
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2046	1,000,000	1,027,416
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2051	1,000,000	1,024,999
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2030	3,810,000	3,815,755
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2047	12,000,000	12,536,146
City of Houston Combined Utility System Revenue Series A	4.00	11-15-2046	2,800,000	2,579,726
City of McKinney Waterworks & Sewer System Revenue	4.00	3-15-2044	8,320,000	7,834,069
San Antonio Water System Series A	5.00	5-15-2043	7,000,000	7,148,210
San Antonio Water System Series A (Truist Bank SPA)ø	3.80	5-1-2054	15,200,000	15,200,000
Texas Water Development Board State Revolving Fund	4.00	8-1-2038	2,500,000	2,530,260
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2036	5,000,000	5,025,387
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2037	15,650,000	15,741,665
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2038	6,500,000	6,563,103
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2044	9,905,000	9,452,001
Texas Water Development Board State Water Implementation Revenue Fund Series B	5.00	4-15-2049	42,000,000	42,693,752
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00	2-1-2043	2,625,000	2,450,545
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00	2-1-2044	1,380,000	1,278,400
				152,055,164
				731,852,599
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 57

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utah: 0.87%
Airport revenue: 0.50%
City of Salt Lake City Airport Revenue Series A AMT	5.00%	7-1-2034	$5,910,000	$6,362,200
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2035	5,000,000	5,346,357
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2036	2,500,000	2,568,438
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2043	2,500,000	2,514,567
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2048	5,500,000	5,519,568
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	13,500,000	13,838,990
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,500,000	1,523,029
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2048	3,500,000	3,533,075
				41,206,224
Health revenue: 0.12%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2041	8,220,000	7,920,836
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,868,540
				9,789,376
Housing revenue: 0.02%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	4.70	1-1-2054	1,250,000	1,250,959
Miscellaneous revenue: 0.04%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	1,385,000	1,155,713
Point Phase 1 Public Infrastructure District No. 1 Series A-1	5.88	3-1-2045	2,000,000	2,043,660
				3,199,373
Tax revenue: 0.04%
Downtown Revitalization Public Infrastructure District Salt Lake City Revitalization Sales Tax Revenue Series C144A	5.00	7-15-2035	2,075,000	2,087,784
Utah Telecommunication Open Infrastructure Agency	5.50	6-1-2040	1,000,000	1,104,442
				3,192,226
Water & sewer revenue: 0.15%
Timpanogos Special Service District	5.00	6-1-2054	12,000,000	12,448,361
				71,086,519
Virginia: 1.17%
Health revenue: 0.73%
Albemarle County EDA Sentara Healthcare Obligated Group Series A (TD Bank N.A. SPA)ø	2.85	10-1-2048	495,000	495,000
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	40,000,000	41,457,672
Fairfax County IDA Inova Health System Obligated Group Series A	4.00	5-15-2048	3,000,000	2,795,915
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	1,495,000	1,476,957
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay Obligated Group Series B-3	5.38	9-1-2029	4,000,000	4,039,265
Virginia Commonwealth University Health System Authority Obligated Group Series B	5.00	7-1-2046	4,270,000	4,297,251
See accompanying notes to portfolio of investments
58 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Virginia Small Business Financing Authority Carilion Clinic Obligated Group Series A (Truist Bank LOC)ø	3.85%	7-1-2042	$5,500,000	$5,500,000
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	3.90	1-1-2054	200,000	200,000
				60,262,060
Housing revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6039 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.65	8-31-2027	7,560,000	7,560,000
Virginia Commonwealth Transportation Board	4.00	5-15-2046	3,000,000	2,850,152
				10,410,152
Tax revenue: 0.01%
Marquis CDA of York County Virginia CCAB144A	7.50	9-1-2045	397,000	138,950
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,310,000	458,500
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,824,000	4,560
				602,010
Transportation revenue: 0.14%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	1,800,000	1,704,389
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2048	6,000,000	5,203,706
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,450,000	1,484,323
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	1-1-2040	3,250,000	3,067,552
				11,459,970
Utilities revenue: 0.16%
Wise County IDA Virginia Electric & Power Co.øø	3.13	10-1-2040	13,250,000	13,339,675
				96,073,867
Washington: 2.89%
Airport revenue: 0.82%
Port of Seattle AMT	5.00	4-1-2044	16,000,000	16,170,918
Port of Seattle Series B AMT	5.00	8-1-2047	2,900,000	2,966,426
Port of Seattle Series B AMT	5.25	7-1-2043	15,500,000	16,474,039
Port of Seattle Series B AMT	5.25	7-1-2049	19,000,000	19,802,689
Port of Seattle Series B AMT	5.50	8-1-2047	3,850,000	4,049,930
Port of Seattle Series C AMT	5.00	8-1-2046	7,865,000	7,971,799
				67,435,801
Education revenue: 0.03%
Washington Higher Education Facilities Authority Seattle University	4.00	5-1-2045	1,000,000	928,614
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2030	760,000	825,660
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 59

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Washington Higher Education Facilities Authority Seattle University	5.00%	5-1-2032	$335,000	$362,106
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2033	300,000	322,380
				2,438,760
GO revenue: 1.12%
City of Seattle	4.00	12-1-2040	2,500,000	2,495,303
Clark County School District No. 114 Evergreen	4.00	12-1-2034	2,500,000	2,554,194
County of Grant	5.25	12-1-2047	3,500,000	3,678,816
Grant County Public Hospital District No. 2	5.00	12-1-2038	4,000,000	4,072,246
King County Public Hospital District No. 1	5.00	12-1-2029	8,940,000	9,137,302
King County Public Hospital District No. 1	5.00	12-1-2035	9,430,000	9,573,121
King County School District No. 210 Federal Way	4.00	12-1-2033	10,000,000	10,177,355
King County School District No. 414 Lake Washington	5.00	12-1-2034	1,000,000	1,050,767
Port of Seattle Series B AMT	5.00	6-1-2047	9,825,000	10,121,930
Port of Seattle Series B AMT	5.00	6-1-2049	1,000,000	1,027,862
State of Washington Series B	5.00	8-1-2037	6,400,000	6,480,893
State of Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,526,149
State of Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,531,316
State of Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,519,708
State of Washington Series C	5.00	2-1-2044	16,000,000	16,726,795
State of Washington Series F	5.00	6-1-2038	6,500,000	7,009,075
				91,682,832
Health revenue: 0.41%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	4,000,000	4,062,721
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	3,510,000	3,589,105
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2038	3,000,000	3,104,014
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	4.00	9-1-2045	3,000,000	2,730,802
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	4.00	12-1-2045	2,450,000	2,199,374
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2040	1,000,000	1,033,119
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	4.00	8-15-2039	4,000,000	3,815,369
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2042	6,285,000	6,285,115
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	6,000,000	6,002,155
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	5.00	10-1-2047	1,055,000	1,059,552
				33,881,326
Housing revenue: 0.22%
Fircrest Properties Washington Department of Social & Health Services	5.50	6-1-2049	3,000,000	3,243,197
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2037	7,395,000	7,693,636
See accompanying notes to portfolio of investments
60 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
FYI Properties State of Washington Consolidated Technology Services	5.00%	6-1-2038	$1,750,000	$1,811,611
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2039	5,000,000	5,173,861
				17,922,305
Miscellaneous revenue: 0.10%
State of Washington Series A COP	5.00	7-1-2038	3,265,000	3,330,062
State of Washington Series B COP	5.00	7-1-2039	1,745,000	1,824,963
State of Washington Series B COP	5.00	7-1-2040	1,480,000	1,540,366
State of Washington Series B COP	5.00	7-1-2041	1,555,000	1,607,938
				8,303,329
Utilities revenue: 0.13%
City of Seattle Municipal Light & Power Revenue Series A	4.00	7-1-2043	8,210,000	7,922,019
City of Seattle Municipal Light & Power Revenue Series A	4.00	1-1-2047	3,360,000	3,132,982
				11,055,001
Water & sewer revenue: 0.06%
County of King Sewer Revenue	5.00	7-1-2042	4,660,000	4,792,494
				237,511,848
West Virginia: 0.22%
GO revenue: 0.03%
Ohio County Board of Education	3.00	6-1-2026	2,680,000	2,683,531
Health revenue: 0.06%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2043	4,750,000	4,933,421
Housing revenue: 0.07%
West Virginia Housing Development Fund Series A	4.55	11-1-2049	6,020,000	5,983,119
Tax revenue: 0.06%
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	1,475,000	1,265,477
Monongalia County Commission Excise Tax District Series A144A	5.50	6-1-2037	2,500,000	2,529,805
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	675,000	680,582
				4,475,864
				18,075,935
Wisconsin: 2.92%
Education revenue: 0.57%
PFA Carolina International School Series A144A	6.75	8-1-2033	2,060,000	2,062,210
PFA Carolina International School Series A144A	7.00	8-1-2043	1,575,000	1,576,142
PFA Carolina International School Series A144A	7.20	8-1-2048	940,000	940,689
PFA Nevada Charter Academies Series A144A	5.00	7-15-2039	1,375,000	1,347,349
PFA Northwest Nazarene University, Inc.	4.25	10-1-2049	5,410,000	4,516,956
PFA University of Kansas	5.00	3-1-2046	15,000,000	14,943,271
Wisconsin HEFA Marquette University	5.00	10-1-2031	6,690,000	7,472,532
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 61

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Wisconsin HEFA Marquette University	5.00%	10-1-2032	$7,040,000	$7,928,723
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2046	5,000,000	4,436,298
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2051	1,680,000	1,450,761
				46,674,931
GO revenue: 0.15%
City of Milwaukee Series B4 (AG Insured)	5.00	4-1-2038	3,000,000	3,233,824
City of Milwaukee Series N3 (AG Insured)	5.00	4-1-2032	4,160,000	4,663,540
Verona Area School District	4.00	4-1-2027	3,385,000	3,411,816
Verona Area School District	4.00	4-1-2028	1,380,000	1,391,152
				12,700,332
Health revenue: 1.01%
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	3.01	2-15-2054	3,000,000	3,000,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)ø	3.65	4-1-2048	3,760,000	3,760,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (U.S. Bank N.A. SPA)ø	3.80	4-1-2054	3,235,000	3,235,000
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	3,000,000	2,880,688
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	9,925,000	9,928,687
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	12,000,000	12,100,826
Wisconsin HEFA Ascension Health Credit Group Series B2	4.00	11-15-2043	5,000,000	4,652,005
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2041	1,315,000	1,378,338
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2042	2,000,000	2,081,527
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2043	3,540,000	3,667,286
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,000,000	2,114,943
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	5,000,000	4,469,484
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series A	4.00	4-1-2041	6,000,000	5,736,578
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series Cø	2.88	4-1-2055	19,500,000	19,500,000
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (BAM Insured)	5.25	2-15-2054	2,500,000	2,632,324
Wisconsin HEFA Marshfield Clinic Health System, Inc. Series A (Barclays Bank plc LOC)ø	3.85	2-15-2050	1,500,000	1,500,000
				82,637,686
Housing revenue: 0.51%
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2026	1,360,000	1,377,157
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2027	1,675,000	1,727,219
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2028	2,025,000	2,132,866
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2029	2,190,000	2,303,377
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2030	2,300,000	2,419,792
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2031	1,415,000	1,486,701
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2048	16,775,000	16,958,587
See accompanying notes to portfolio of investments
62 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
PFA CHF - Wilmington LLC (AG Insured)	5.00%	7-1-2053	$5,000,000	$5,037,703
Wisconsin Housing & EDA Home Ownership Revenue Series D (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	2.90	3-1-2042	8,600,000	8,600,000
				42,043,402
Industrial development revenue: 0.08%
PFA Customer Facility Charge-SA LLC Series A	5.00	2-1-2042	2,500,000	2,544,625
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	4,000,000	4,111,503
				6,656,128
Miscellaneous revenue: 0.25%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	3.40	6-1-2036	9,800,000	9,800,000
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2037	1,600,000	980,987
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2038	1,600,000	922,863
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2045	14,715,000	5,660,828
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,040,363
				20,405,041
Tax revenue: 0.35%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	20,205,000	20,696,707
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2048	6,910,000	6,989,650
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	650,000	659,026
				28,345,383
				239,462,903
Wyoming: 0.08%
Housing revenue: 0.08%
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0544 (GNMA / FNMA / FHLMC Insured) (Bank of America N.A. LIQ)144Aø	2.92	12-1-2053	6,400,000	6,400,000
Total municipal obligations (Cost $8,268,347,727)				8,122,850,386

		Yield	Shares
Short-term investments: 0.12%
Investment companies: 0.12%
Allspring Government Money Market Fund Select Class♠∞##		4.07	9,431,727	9,431,727
Total short-term investments (Cost $9,431,727)				9,431,727
Total investments in securities (Cost $8,277,779,454)	99.05%			8,132,282,113
Other assets and liabilities, net	0.95			78,360,171
Total net assets	100.00%			$8,210,642,284

See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 63

Portfolio of investments—September 30, 2025 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
64 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,140,968	$264,408,686	$(263,117,927)	$0	$0	$9,431,727	9,431,727	$138,173
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 65

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$8,122,850,386	$0	$8,122,850,386
Short-term investments
Investment companies	9,431,727	0	0	9,431,727
Total assets	$9,431,727	$8,122,850,386	$0	$8,132,282,113
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
66 | Allspring Municipal Bond Fund